Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/25 ......... USD 1,055 $ 1,069,455
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,321,072
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,321,072
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,581,556
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,228,905
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/25 ..... 4,005 4,013,348
Series 2020A , RB , 5.00% , 11/01/25 ..... 5,760 5,871,226
Series 2014B , RB , 5.00% , 01/01/26 ..... 2,475 2,482,388
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,246,332
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 440,800
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,806,744
Auburn Water Works Board, Series 2015, RB,
5.00%, 09/01/40 ................. 2,500 2,536,111
County of Jefferson, Series 2024, RB,
5.00%, 10/01/28 ................. 1,000 1,073,151
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,158,995
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,020 4,216,619
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,284,682
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,815 10,295,055
83,947,511
Alaska — 0.1%
Borough of Matanuska-Susitna, Series 2015,
RB, 5.25%, 09/01/28 .............. 1,680 1,704,156
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,059,802
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,500 1,618,449
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,098,365
5,480,772
Arizona — 1.1%
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/27 ................. 1,480 1,532,282
Arizona Transportation Board
Series 2018 , RB , 5.00% , 07/01/25 ...... 885 895,071
Series 2016 , RB , 5.00% , 07/01/26 ...... 180 186,295
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,646,116
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,131,909
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 335 346,887
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/25 ..... 4,615 4,621,165
Series 2016 , RB , 5.00% , 07/01/25 ...... 1,200 1,214,511
Series 2021B , RB , 5.00% , 07/01/25 ..... 4,850 4,908,647
Series 2016 , RB , 5.00% , 07/01/26 ...... 2,000 2,070,995
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,469,863
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,195,249
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 190,333
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/25 ..... 3,380 3,385,166
Series 2017A , RB , 5.00% , 01/01/25 ..... 480 480,734
Series 2019A , RB , 5.00% , 01/01/25 ..... 275 275,420
Series 2021A , RB , 5.00% , 01/01/25 ..... 2,840 2,844,341
Series 2017A , RB , 5.00% , 01/01/26 ..... 490 501,691
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2020A , RB , 5.00% , 01/01/26 ..... USD 2,700 $ 2,764,421
Series 2021A , RB , 5.00% , 01/01/26 ..... 8,645 8,851,268
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 152,122
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,682,378
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,070 2,215,492
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,852,716
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 6,067,566
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,380 5,978,214
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/36 .......... 2,000 2,116,865
University of Arizona (The)
Series 2024 , RB , 5.00% , 08/01/25 ( BAM ) . 5,055 5,116,214
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,492
Series A , RB , 5.00% , 06/01/26 ......... 975 985,049
Series 2016 , RB , 5.00% , 06/01/27 ...... 155 160,201
91,854,673
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 360,586
California — 11.2%
Bay Area Toll Authority
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,171,060
Series 2018A , RB , VRDN 2.63% , 04/01/26
(a)
2,765 2,733,543
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,871,412
California Infrastructure & Economic
Development Bank, Series 2023, RB,
5.00%, 10/01/26 ................. 5,005 5,240,416
California State Public Works Board
Series F , RB , 5.00% , 05/01/25 ......... 325 327,926
Series 2018A , RB , 5.00% , 05/01/25 ..... 1,060 1,069,544
Series 2022A , RB , 5.00% , 08/01/25 ..... 3,000 3,043,230
Series 2014A , RB , 5.00% , 09/01/25 ..... 1,265 1,266,844
Series B , RB , 5.00% , 10/01/25 ......... 340 346,240
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,074,046
Series F , RB , 5.00% , 05/01/26 ......... 290 292,771
Series 2014B , RB , 5.00% , 10/01/26 ..... 600 600,922
Series B , RB , 5.00% , 10/01/26 ......... 145 151,315
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 700,684
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,800 16,587,527
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,282,556
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,601,201
Series 2014C , RB , 5.25% , 10/01/27 ..... 1,050 1,051,815
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,300 4,615,330
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,737,850
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,362,746
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 8,144,134
California State University
Series 2015A , RB , 5.00% , 11/01/25 ..... 3,195 3,265,181
Series 2016A , RB , 5.00% , 11/01/25 ..... 2,055 2,100,140
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 357,732
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,195,089
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,260,121
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 9,065 9,137,661
City of Los Angeles, Series 2024, RB,
5.00%, 06/26/25 ................. 17,600 17,818,761
City of Los Angeles Department of Airports,
Series C, RB, 5.00%, 05/15/29 ........ 1,145 1,156,571
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/25 ..... 640 647,105
Series D , RB , 5.00% , 06/01/25 ......... 90 90,999
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 715,144
Series A , RB , 5.00% , 06/01/27 ......... 170 171,980

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series D , RB , 5.00% , 06/01/27 ......... USD 50 $ 50,582
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,685 1,701,143
Series A , RB , 5.00% , 11/01/25 ......... 4,890 4,992,590
Series D , RB , 5.00% , 11/01/25 ......... 325 331,818
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,877,482
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,226,509
Coast Community College District, Series 2015,
GO, 0.00%, 08/01/33
(b)
............. 500 349,128
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 3,290 3,390,627
Corona-Norco Unified School District, Series A,
GO, 5.00%, 08/01/40 .............. 795 806,843
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 18,040 18,273,086
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 13,000 13,161,087
East Bay Municipal Utility District Water System,
Series 2014B, RB, 5.00%, 06/01/25 ..... 510 515,789
East Side Union High School District, Series
2024A, GO, 5.00%, 08/01/29 (AGM) ..... 2,860 3,195,645
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,648,660
Series 2012C , GO , 0.00% , 08/01/27 ..... 8,365 7,760,427
Foothill-De Anza Community College District
(b)
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC ) ..................... 1,220 1,165,458
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 1,250 1,164,543
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 4,000 3,721,644
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/25 ........ 2,595 2,650,626
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 12,869,271
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 32,000 32,462,032
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 41,619
Los Angeles Community College District
Series C-1 , GO , 5.00% , 08/01/25 ....... 10,780 10,947,808
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,688,264
Series D , GO , 5.00% , 08/01/28 ........ 11,375 12,422,368
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 4,079,244
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/25 ..... 20 20,232
Series 2020A , RB , 5.00% , 06/01/25 ..... 1,065 1,077,352
Series 2016A , RB , 5.00% , 07/01/25 ..... 820 831,199
Series 2024A , RB , 5.00% , 07/01/25 ..... 1,275 1,292,413
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,235,148
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,326,300
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 67,511
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 85,236
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,408
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 106,767
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,698,837
Los Angeles Department of Water & Power
Series 2018B , RB , 5.00% , 07/01/25 ..... 980 990,909
Series 2020A , RB , 5.00% , 07/01/25 ..... 9,335 9,455,993
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,661,705
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 212,859
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 5,098,950
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 76,957
Series 2020A , RB , 5.00% , 07/01/27 ..... 160 170,578
Security
Par (000)
Par (000) Value
California (continued)
Series 2022A , RB , 5.00% , 07/01/27 ..... USD 105 $ 111,942
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,731,387
Series 2015A , RB , 5.00% , 07/01/29 ..... 3,000 3,004,460
Los Angeles Department of Water & Power
Water System
Series 2018A , RB , 5.00% , 07/01/25 ..... 20 20,259
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,263,330
Series 2016B , RB , 5.00% , 07/01/26 ..... 590 605,556
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 187,281
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 76,974
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 170,661
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,599,103
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/25 ..... 455 461,109
Series 2017A , GO , 5.00% , 07/01/25 ..... 4,285 4,342,527
Series 2019A , GO , 5.00% , 07/01/25 ..... 1,380 1,398,527
Series 2020A , GO , 5.00% , 07/01/25 ..... 135 136,812
Series 2020C , GO , 5.00% , 07/01/25 ..... 5,055 5,122,865
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,880 4,033,655
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 109,158
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 259,900
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 3,025,241
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 415,841
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,095 1,136,726
Series 2019A , GO , 5.00% , 07/01/27 ..... 140 149,292
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,564,619
Series 2024A , GO , 5.00% , 07/01/28 ..... 3,695 4,032,005
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,820 7,601,142
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,300 2,304,096
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,802,839
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/25 ..... 595 592,107
Series 2015A , RB , 5.00% , 07/01/25 ..... 2,545 2,580,054
Series 2019A , RB , 5.00% , 07/01/25 ..... 550 557,575
Series 2022A , RB , 5.00% , 10/01/25 ..... 1,445 1,474,458
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,227,851
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 253,264
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,155,592
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 5,000 5,071,831
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 1,000 1,048,753
Oakland Unified School District, Series 2015A,
GO, 5.00%, 08/01/40 .............. 4,000 4,059,056
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/27 .............. 3,225 3,403,669
Orange County Water District, Series 2021A,
COP, 4.00%, 02/15/25 ............. 8,125 8,135,417
Palomar Community College District, Series C,
GO, 5.00%, 08/01/44 .............. 25,175 25,543,346
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 5,000 4,639,826
Riverside Community College District
(b)
Series E , GO , 0.00% , 08/01/35 ........ 3,000 1,793,318
Series E , GO , 0.00% , 08/01/38 ........ 5,500 2,801,603
Series E , GO , 0.00% , 08/01/39 ........ 2,420 1,168,111
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/25 ..... 1,950 1,982,253
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 678,046
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,401,872
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/25 ................. 1,040 1,051,902

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... USD 6,860 $ 7,021,410
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,367,292
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,516,270
San Diego County Regional Transportation
Commission
Series 2016A , RB , 5.00% , 04/01/25 ..... 2,135 2,150,942
Series 2023A , RB , 5.00% , 04/01/28 ..... 555 601,912
San Diego Public Facilities Financing Authority,
Series 2015, RB, 5.00%, 05/15/25 ...... 450 454,433
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 5.00% , 08/01/25 ..... 275 279,244
Series 2019F-1 , GO , 5.00% , 08/01/25 .... 100 101,543
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016D,
RB, 5.00%, 05/01/25 .............. 2,320 2,340,238
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,946,705
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,135,841
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,130,956
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,218,927
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 3,000 2,773,694
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 926,593
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 800 698,695
San Mateo Foster City Public Financing
Authority, Series 2021B, RB, 5.00%, 08/01/25 27,420 27,832,109
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,256,540
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/25 ..... 1,930 1,892,247
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 476,160
Series 2009C , GO , 0.00% , 08/01/28 ..... 1,000 899,243
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,000 1,014,035
State of California
Series 2003 , GO , 5.50% , 02/01/25 ...... 1,025 1,029,345
GO , 3.00% , 03/01/25 ............... 7,000 6,998,207
GO , 5.00% , 03/01/25 ............... 5,415 5,443,507
Series A , GO , 4.00% , 04/01/25 ........ 3,890 3,905,145
GO , 5.00% , 04/01/25 ............... 275 276,967
Series C , GO , 5.00% , 08/01/25 ........ 940 953,857
GO , 5.00% , 08/01/25 ............... 7,660 7,772,921
Series 2016 , GO , 5.00% , 08/01/25 ...... 895 908,194
Series B , GO , 5.00% , 09/01/25 ........ 240 244,015
GO , 5.00% , 09/01/25 ............... 1,305 1,326,450
GO , 5.00% , 10/01/25 ............... 36,145 36,797,140
Series 2017 , GO , 5.00% , 11/01/25 ...... 3,500 3,572,972
GO , 5.00% , 11/01/25 ............... 14,330 14,628,768
GO , 5.00% , 12/01/25 ............... 9,715 9,933,254
GO , 3.00% , 03/01/26 ............... 800 800,315
GO , 5.00% , 03/01/26 ............... 8,905 8,948,427
GO , 5.00% , 04/01/26 ............... 15,705 16,169,243
GO , 3.88% , 08/01/26 ............... 5,000 5,079,422
GO , 4.00% , 08/01/26 ............... 285 291,222
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 368,430
GO , 5.00% , 08/01/26 ............... 10,125 10,483,265
Series C , GO , 5.00% , 08/01/26 ........ 160 166,053
GO , 4.00% , 09/01/26 ............... 240 245,558
Series C , GO , 5.00% , 09/01/26 ........ 285 289,416
GO , 5.00% , 09/01/26 ............... 11,685 12,151,767
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 10/01/26 ............... USD 7,525 $ 7,709,524
GO , 5.00% , 10/01/26 ............... 2,060 2,143,562
GO , 4.00% , 11/01/26 ............... 9,755 10,007,774
GO , 5.00% , 11/01/26 ............... 3,395 3,545,294
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 3,012,717
GO , 5.00% , 12/01/26 ............... 4,660 4,876,514
GO , 5.00% , 04/01/27 ............... 6,870 7,241,101
GO , 5.00% , 08/01/27 ............... 10,185 10,745,669
Series C , GO , 5.00% , 08/01/27 ........ 175 185,847
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,785,054
GO , 4.00% , 09/01/27 ............... 5,580 5,782,412
GO , 5.00% , 09/01/27 ............... 3,530 3,698,892
Series C , GO , 5.00% , 09/01/27 ........ 215 218,075
GO , 4.00% , 10/01/27 ............... 1,225 1,270,898
GO , 5.00% , 10/01/27 ............... 2,465 2,619,391
GO , 5.00% , 11/01/27 ............... 32,920 35,158,649
GO , 5.00% , 04/01/28 ............... 11,505 12,394,125
GO , 5.00% , 08/01/28 ............... 3,095 3,282,336
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,984,484
GO , 5.00% , 10/01/28 ............... 14,310 15,571,529
GO , 5.00% , 11/01/28 ............... 16,250 17,696,998
GO , 5.00% , 12/01/28 ............... 6,505 7,095,762
GO , 5.00% , 03/01/29 ............... 5,915 6,482,515
GO , 5.00% , 04/01/29 ............... 7,265 7,974,492
GO , 5.00% , 08/01/29 ............... 25,575 28,245,869
GO , 5.00% , 09/01/29 ............... 2,565 2,657,308
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/24 ........ 5,620 5,620,000
Series AW , RB , 5.00% , 12/01/24 ....... 15 15,000
Series AX , RB , 5.00% , 12/01/24 ........ 170 170,000
Series BB , RB , 5.00% , 12/01/24 ........ 5,330 5,330,000
Series 2016 , RB , 5.00% , 12/01/25 ...... 55 56,181
Series AS , RB , 5.00% , 12/01/25 ........ 350 350,377
Series AX , RB , 5.00% , 12/01/25 ........ 3,115 3,181,887
Series BA , RB , 5.00% , 12/01/25 ........ 1,645 1,680,322
Series BB , RB , 5.00% , 12/01/25 ........ 225 229,831
Series AX , RB , 5.00% , 12/01/26 ........ 70 73,574
Series BA , RB , 5.00% , 12/01/26 ........ 40 42,042
Series BB , RB , 5.00% , 12/01/26 ........ 295 310,061
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... 10 10,059
Series 2015I , RB , 5.00% , 05/15/25 ...... 445 449,597
Series 2015AO , RB , 5.00% , 05/15/25 .... 1,550 1,566,011
Series 2015AO , RB , 5.00% , 05/15/26 .... 375 379,277
Series 2015I , RB , 5.00% , 05/15/26 ...... 1,060 1,072,091
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 212,333
Series 2017AY , RB , 5.00% , 05/15/26 .... 680 704,324
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 988,828
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,659,135
Series 2015AO , RB , 5.00% , 05/15/28 .... 4,265 4,307,405
Series 2015I , RB , 5.00% , 05/15/28 ...... 14,750 14,895,318
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,460,571
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,266,543
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 11,129,661
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,165 4,631,773
974,388,335
Colorado — 1.0%
City & County of Denver
Series 2019B , GO , 5.00% , 08/01/25 ..... 1,325 1,344,131
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,555,111
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,571,392
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,474,389
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,620

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/25 ..... USD 1,125 $ 1,146,816
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,731,012
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,191,855
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,805,860
City of Colorado Springs Utilities System
Series 2020A , RB , 5.00% , 11/15/25 ..... 905 923,854
Series 2020B , RB , 5.00% , 11/15/25 ..... 1,010 1,031,041
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 574,853
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,886,564
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,088,673
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,088,673
Denver City & County School District No. 1
Series 2017 , GO , 5.00% , 12/01/24 ( SAW ) . 890 890,000
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 335 341,942
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,704,353
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,298,077
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 3,995,343
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 11,000 9,439,785
Regional Transportation District, Series 2015A,
COP, 5.00%, 06/01/27 ............. 1,000 1,009,208
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/27 ..... 5,000 5,332,612
State of Colorado, Series 2019O, COP,
5.00%, 03/15/25 ................. 225 226,227
University of Colorado
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,331,536
Series 2021C-3A , RB , VRDN
2.00% , 10/15/25
(a)
............... 250 246,413
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(a)
............... 250 243,064
90,483,404
Connecticut — 2.7%
Connecticut State Health & Educational Facilities
Authority
(a)
Series 2017C-1 , RB , VRDN 5.00% , 02/01/28 1,035 1,109,854
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 4,000 3,981,917
State of Connecticut
Series 2022A , GO , 4.00% , 01/15/25 ..... 12,335 12,347,324
Series 2020A , GO , 5.00% , 01/15/25 ..... 6,065 6,078,191
Series 2019B , GO , 5.00% , 02/15/25 ..... 7,670 7,698,933
Series 2024C , GO , 5.00% , 03/01/25 ..... 14,405 14,471,880
Series A , GO , 5.00% , 04/15/25 ........ 560 563,993
Series 2018B , GO , 5.00% , 04/15/25 ..... 635 639,527
Series 2019A , GO , 5.00% , 04/15/25 ..... 4,615 4,647,903
Series 2016B , GO , 5.00% , 05/15/25 ..... 2,635 2,658,418
Series 2021B , GO , 3.00% , 06/01/25 ..... 1,535 1,532,994
Series 2018F , GO , 5.00% , 09/15/25 ..... 2,140 2,173,665
Series F , GO , 5.00% , 11/15/25 ......... 565 576,271
Series H , GO , 5.00% , 11/15/25 ........ 30 30,598
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,815 1,838,242
Series 2021A , GO , 4.00% , 01/15/26 ..... 2,285 2,314,260
Series 2024A , GO , 5.00% , 01/15/26 ..... 9,380 9,602,700
Series 2020A , GO , 5.00% , 01/15/26 ..... 1,300 1,330,865
Series 2019B , GO , 5.00% , 02/15/26 ..... 3,075 3,153,921
Series B , GO , 5.00% , 04/15/26 ........ 45 46,331
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,090,447
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 878,569
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,588,785
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,426,631
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,695,685
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,716,212
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2019A , GO , 5.00% , 04/15/27 ..... USD 105 $ 110,613
Series B , GO , 5.00% , 04/15/27 ........ 75 79,010
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,605 1,653,840
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,937,649
Series 2020C , GO , 4.00% , 06/01/27 ..... 1,020 1,052,095
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,178,949
Series 2021D , GO , 5.00% , 07/15/27 ..... 320 338,968
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,451,214
Series F , GO , 5.00% , 11/15/27 ......... 8,825 8,992,935
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,977,838
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,601,291
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,907,042
Series 2015B , GO , 5.00% , 06/15/28 ..... 1,300 1,313,880
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,609,681
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,195 1,294,458
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,000 4,346,522
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,814,673
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,445,652
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,820,691
Series 2015A , GO , 5.00% , 03/15/29 ..... 6,340 6,375,564
State of Connecticut Clean Water Fund - State
Revolving Fund
Series 2015A , RB , 5.00% , 03/01/25 ..... 10 10,048
Series A , RB , 5.00% , 05/01/25 ......... 295 297,438
Series B , RB , 5.00% , 06/01/26 ......... 480 496,393
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/25 ..... 895 896,263
Series 2020A , RB , 5.00% , 05/01/25 ..... 260 262,041
Series 2021A , RB , 5.00% , 05/01/25 ..... 2,395 2,413,798
Series A , RB , 5.00% , 08/01/25 ......... 200 202,619
Series A , RB , 5.00% , 09/01/25 ......... 4,490 4,534,389
Series 2018B , RB , 5.00% , 10/01/25 ..... 540 549,024
Series 2018A , RB , 5.00% , 01/01/26 ..... 325 331,800
Series 2021C , RB , 5.00% , 01/01/26 ..... 1,750 1,786,616
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,164,174
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 318,714
Series 2024B , RB , 5.00% , 07/01/26
(c)
.... 6,665 6,871,061
Series A , RB , 5.00% , 08/01/26 ......... 1,710 1,731,936
Series A , RB , 5.00% , 09/01/26 ......... 125 129,453
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 150,446
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,479,373
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,089,462
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,182,556
Series 2021A , RB , 5.00% , 05/01/27 ..... 270 284,714
Series 2020A , RB , 5.00% , 05/01/27 ..... 145 152,902
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,883,905
Series B , RB , 5.00% , 08/01/27 ......... 20 20,264
Series A , RB , 5.00% , 09/01/27 ......... 240 248,763
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,372,034
Series A , RB , 5.00% , 08/01/28 ......... 2,685 2,720,264
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,080,724
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 10,008,069
Series 2024A-1 , RB , 5.00% , 07/01/29
(c)
... 2,500 2,742,930
Series 2024B , RB , 5.00% , 07/01/29
(c)
.... 4,905 5,381,628
Series A , RB , 5.00% , 08/01/29 ......... 2,220 2,248,889
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/25 ..... 1,035 1,038,801
Series 2022A , RB , 5.00% , 05/01/26 ..... 1,075 1,107,199
Series 2015A , RB , 5.00% , 02/15/27 ..... 8,000 8,030,688
Series 2022A , RB , 5.00% , 05/01/29 ..... 860 943,075
236,659,134
Delaware — 1.2%
County of New Castle
Series 2015 , GO , 5.00% , 10/01/27 ...... 10,235 10,409,613

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
Series 2015 , GO , 5.00% , 10/01/33 ...... USD 5,000 $ 5,085,302
Series 2015 , GO , 5.00% , 10/01/35 ...... 3,000 3,051,181
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/25 ...... 500 506,124
Series 2020 , RB , 5.00% , 07/01/25 ...... 10 10,122
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,585,799
Series 2020 , RB , 5.00% , 09/01/26 ...... 195 202,556
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,545 4,911,245
State of Delaware
Series 2018A , GO , 5.00% , 02/01/25 ..... 4,325 4,338,480
Series 2022 , GO , 5.00% , 03/01/25 ...... 13,395 13,459,196
Series 2017A , GO , 5.00% , 01/01/26 ..... 4,355 4,457,353
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,460 6,611,826
Series 2021 , GO , 5.00% , 02/01/26 ...... 5,015 5,142,639
Series 2022 , GO , 5.00% , 03/01/26 ...... 40 41,097
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,625 1,705,077
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,802,507
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,180,139
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,810,911
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,738,599
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,242,756
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,129,264
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,611,769
Series 2023A , GO , 5.00% , 05/01/28 ..... 17,295 18,679,204
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,200,858
University of Delaware, Series 2005, RB, VRDN
(TD Bank NA SBPA), 3.15%, 12/03/24
(a)
.. 1,000 1,000,000
104,913,617
District of Columbia — 1.8%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/25 ..... 185 185,574
Series 2016A , GO , 5.00% , 06/01/25 ..... 2,095 2,116,149
Series 2017D , GO , 5.00% , 06/01/25 ..... 70 70,707
Series 2018B , GO , 5.00% , 06/01/25 ..... 325 328,281
Series 2019A , GO , 5.00% , 10/15/25 ..... 9,195 9,364,629
Series 2020 , RB , 5.00% , 12/01/25 ...... 1,000 1,020,492
Series 2021D , GO , 4.00% , 02/01/26 ..... 4,270 4,329,639
Series 2021E , GO , 5.00% , 02/01/26 ..... 125 128,167
Series 2015A , GO , 5.00% , 06/01/26 ..... 975 985,236
Series D , GO , 5.00% , 06/01/26 ........ 20 20,638
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 479,842
Series 2017D , GO , 5.00% , 06/01/26 ..... 155 159,947
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,192,389
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 3,007,003
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 164,212
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,885 8,279,173
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,930,272
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,205,838
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,500 2,674,820
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,355 2,523,984
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,315,118
Series 2023B , GO , 5.00% , 06/01/28 ..... 6,750 7,295,642
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,085,959
Series 2024C , GO , 5.00% , 12/01/29 ..... 8,750 9,716,974
District of Columbia Income Tax
Series 2014A , RB , 5.00% , 12/01/24 ..... 130 130,000
Series 2019A , RB , 5.00% , 03/01/25 ..... 830 834,040
Series 2019C , RB , 5.00% , 10/01/25 ..... 5,745 5,847,659
Series 2020B , RB , 5.00% , 10/01/25 ..... 195 198,485
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 154,171
Series 2020C , RB , 5.00% , 05/01/26 ..... 915 944,194
Series 2019C , RB , 5.00% , 10/01/26 ..... 8,135 8,480,555
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 18,201,659
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,587,823
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019C , RB , 5.00% , 10/01/27 ..... USD 1,005 $ 1,071,222
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,435 11,164,697
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,840,390
District of Columbia Water & Sewer Authority
Series B , RB , 5.00% , 10/01/25 ......... 195 198,420
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,433,987
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 3.20% , 12/03/24
(a)
3,800 3,800,000
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/25 ..... 6,850 6,934,882
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 704,103
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 6,074,939
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,059,275
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,113,439
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,080,917
156,435,542
Florida — 2.1%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/25 ..... 2,500 2,527,292
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,363,263
Series 2021 , RB , 5.00% , 07/01/26 ( AGM ) . 5,185 5,361,453
Series 2024B , RB , 5.00% , 07/01/29 ( AGC ) 2,000 2,193,605
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,255,005
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,761,637
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/25 ..... 2,515 2,543,474
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,189,807
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,965,556
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/25 ...... 1,005 1,021,794
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,285 1,305,379
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 239,072
Florida Department of Environmental Protection,
Series 2015A, RB, 5.00%, 07/01/26 ..... 340 344,087
Florida Municipal Power Agency, Series 2015B,
RB, 5.00%, 10/01/27 .............. 1,370 1,389,878
JEA Electric System
Series 2024A-3 , RB , 5.00% , 10/01/28 ( AGC ) 2,000 2,167,592
Series 2024A-3 , RB , 5.00% , 10/01/29 ( AGC ) 1,000 1,103,404
JEA Water & Sewer System, Series 2008B-1,
RB, VRDN (Bank of America NA SBPA),
2.99%, 12/04/24
(a)
................ 5,385 5,385,000
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 11,029,741
Series 2015B , RB , VRDN ( TD Bank NA
SBPA ), 3.14% , 12/04/24
(a)
.......... 10,000 10,000,000
Series 2021B , RB , VRDN 1.25% , 10/01/28
(a)
1,275 1,152,204
Palm Beach County School District
Series 2015D , COP , 5.00% , 08/01/27 .... 1,415 1,430,697
Series D , COP , 5.00% , 08/01/28 ........ 7,315 7,395,182
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... 5,000 5,203,267
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,483,762
School Board of Miami-Dade County (The)
Series 2015B , COP , 5.00% , 05/01/26 .... 2,240 2,258,350
Series 2015A , COP , 5.00% , 05/01/27 ( AGM ) 1,330 1,339,923
Series 2014D , COP , 5.00% , 11/01/27 .... 3,300 3,304,592
School District of Broward County
Series 2015B , COP , 5.00% , 07/01/25 .... 915 925,042
Series A , COP , 5.00% , 07/01/26 ........ 3,100 3,131,355
Series 2019A , COP , 5.00% , 07/01/27 .... 700 739,087

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
South Florida Water Management District, COP,
5.00%, 10/01/29 ................. USD 2,665 $ 2,734,340
State of Florida
Series 2016C , GO , 5.00% , 06/01/25 ..... 4,740 4,788,556
Series 2016G , GO , 5.00% , 06/01/25 ..... 1,000 1,010,244
Series 2019C , GO , 5.00% , 06/01/25 ..... 2,870 2,899,400
Series 2020B , GO , 5.00% , 06/01/25 ..... 4,000 4,040,975
Series 2015F , GO , 5.00% , 06/01/26 ..... 4,035 4,077,563
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,892,460
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 180,924
Series 2021B , GO , 5.00% , 06/01/26 ..... 715 739,206
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,297,899
Series 2016C , GO , 5.00% , 06/01/27 ..... 380 391,627
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 11,103,568
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,404,251
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,683,990
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,301,731
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 946,692
Series 2017C , GO , 5.00% , 06/01/29 ..... 4,965 5,243,295
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/25 ..... 3,000 3,033,965
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,315 5,836,711
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,060 2,254,766
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/25 ..... 825 834,770
Series 2021C , RB , 5.00% , 07/01/25 ..... 5,425 5,489,243
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,829,567
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,953,418
184,479,661
Georgia — 2.4%
City of Atlanta
Series 2015 , GO , 5.00% , 12/01/27 ...... 4,750 4,750,000
Series 2022A-1 , GO , 5.00% , 12/01/27 .... 990 1,057,751
Series 2015 , GO , 5.00% , 12/01/32 ...... 5,000 5,000,000
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... 6,355 6,426,992
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,033,893
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,500 7,002,544
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/25 ..... 1,025 1,044,513
Series 2015 , RB , 5.00% , 11/01/26 ...... 1,120 1,129,881
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,436,933
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,667,972
Series 2015 , RB , 5.00% , 11/01/29 ...... 2,430 2,450,313
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 3,034,776
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 150,895
County of DeKalb, Series 2022, RB,
5.00%, 10/01/28 ................. 4,600 4,992,451
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 10,110 10,260,375
Forsyth County Water & Sewerage Authority,
Series 2015, RB, 5.00%, 04/01/41 ...... 7,750 7,797,540
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/25 ...... 500 505,834
Series 2022 , RB , 5.00% , 07/01/25 ...... 2,050 2,073,920
Series 2021 , RB , 5.00% , 07/01/26 ...... 620 641,489
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,670,976
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,095 2,219,445
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/25 ...... 4,990 5,038,647
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,630 2,889,833
Security
Par (000)
Par (000) Value
Georgia (continued)
Gwinnett County School District
Series 2010 , GO , 5.00% , 02/01/25 ...... USD 4,065 $ 4,077,738
Series 2022B , GO , 5.00% , 08/01/25 ..... 260 263,662
Series 2010 , GO , 5.00% , 02/01/26 ...... 2,505 2,514,134
Series 2022B , GO , 5.00% , 08/01/26 ..... 7,125 7,398,215
Series 2010 , GO , 5.00% , 02/01/27 ...... 1,000 1,003,334
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 944,850
Gwinnett County Water & Sewerage Authority
Series 2021 , RB , 4.00% , 08/01/25 ...... 1,110 1,119,053
Series 2020 , RB , 5.00% , 08/01/27 ...... 2,600 2,760,927
Series 2019 , RB , 5.00% , 08/01/27 ...... 565 599,971
Henry County School District, Series 2016, GO,
5.00%, 08/01/26 (SAW) ............ 180 186,693
Metropolitan Atlanta Rapid Transit Authority
Series 2018A , RB , 4.00% , 07/01/25 ..... 1,910 1,922,041
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,565,004
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,000 1,020,079
Series A , RB , 5.00% , 01/01/26 ......... 250 250,341
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 463,712
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 472,584
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 507,199
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 657,400
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 16,015 16,255,733
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,200 4,629,172
State of Georgia
Series 2016E , GO , 5.00% , 12/01/24 ..... 25 25,000
Series 2014A-2 , GO , 5.00% , 02/01/25 .... 325 325,499
Series 2016A , GO , 5.00% , 02/01/25 ..... 140 140,469
Series 2017A-1 , GO , 5.00% , 02/01/25 .... 320 321,072
Series 2016C-1 , GO , 4.00% , 07/01/25 ... 3,325 3,348,452
Series 2022C , GO , 4.00% , 07/01/25 ..... 80 80,564
Series 2018A , GO , 5.00% , 07/01/25 ..... 4,960 5,023,333
Series 2016E , GO , 5.00% , 12/01/25 ..... 16,290 16,656,144
Series 2016F , GO , 5.00% , 01/01/26 ..... 750 767,950
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 530 543,735
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,181
Series 2019A , GO , 5.00% , 07/01/26 ..... 3,160 3,274,501
Series 2015A , GO , 5.00% , 02/01/27 ..... 1,000 1,003,336
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,460,356
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 18,251,358
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,991,792
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,617,149
207,724,706
Hawaii — 0.7%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/26 ..... 1,100 1,122,484
Series A , RB , 4.00% , 07/01/27 ......... 5,335 5,363,276
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/25 ..... 5,035 5,059,296
Series 2021E , GO , 5.00% , 03/01/26 ..... 450 462,418
Series 2023D , GO , 5.00% , 03/01/26 ..... 1,555 1,596,172
Series 2020C , GO , 4.00% , 07/01/26 ..... 850 867,374
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,936,969
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,280 4,595,994
Series B , GO , 5.00% , 10/01/28 ........ 5,000 5,081,259
Series 2020B , GO , 5.00% , 03/01/29 ..... 875 956,721
Series A , GO , 5.00% , 10/01/29 ........ 4,000 4,063,025
Series C , GO , 5.00% , 10/01/29 ........ 2,280 2,315,924
County of Maui, Series 2018, GO,
5.00%, 09/01/26 ................. 1,300 1,350,443
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/25 .... 585 585,888

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2016FB , GO , 5.00% , 04/01/25 .... USD 3,785 $ 3,809,949
Series FK , GO , 5.00% , 05/01/25 ....... 200 201,677
Series EO , GO , 5.00% , 08/01/25 ....... 2,550 2,553,655
Series EZ , GO , 5.00% , 10/01/25 ....... 3,605 3,669,120
Series FH , GO , 5.00% , 10/01/25 ....... 280 284,980
Series FN , GO , 5.00% , 10/01/25 ....... 45 45,800
Series 2018FT , GO , 5.00% , 01/01/26 .... 5,475 5,603,086
Series EY , GO , 5.00% , 10/01/26 ........ 715 727,138
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,248,079
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,231,465
Series FE , GO , 5.00% , 10/01/27 ....... 4,695 4,884,354
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/25 .............. 450 450,683
61,067,229
Idaho — 0.1%
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,170,192
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,000 3,234,274
6,404,466
Illinois — 4.3%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,950,211
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,795,357
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/26 ..... 3,510 3,591,405
Series 2024D , RB , 5.00% , 01/01/26 ..... 14,715 15,056,276
Series B , RB , 5.00% , 01/01/26 ......... 900 901,153
Series E , RB , 5.00% , 01/01/26 ......... 510 521,828
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,346,394
Series 2024D , RB , 5.00% , 01/01/29 ..... 11,000 11,910,595
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,000 12,107,092
City of Chicago, Series 2020A, GO,
5.00%, 01/01/28 ................. 8,500 8,869,342
City of Springfield Electric
(c)
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 6,106,115
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,000 5,403,604
County of Cook
Series 2022A , GO , 5.00% , 11/15/25 ..... 1,235 1,256,235
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 795,052
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,078,833
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,708,586
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,244,488
Illinois Finance Authority
Series 2020 , RB , 5.00% , 01/01/25 ...... 275 275,379
Series 2016 , RB , 4.00% , 07/01/25 ...... 3,110 3,126,745
Series 2021A , RB , 5.00% , 10/01/25 ..... 1,300 1,322,705
Series 2016 , RB , 5.00% , 01/01/26 ...... 1,255 1,282,471
Series 2019 , RB , 5.00% , 01/01/26 ...... 825 843,059
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 302,854
Series 2016 , RB , 5.00% , 01/01/28 ...... 2,630 2,685,608
Series 2019 , RB , 5.00% , 07/01/28 ...... 625 674,851
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,330 1,444,320
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,817,294
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,155 1,265,188
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/25 ..... 1,585 1,587,210
Series 2019B , RB , 5.00% , 01/01/25 ..... 7,650 7,660,667
Series 2019C , RB , 5.00% , 01/01/25 ..... 8,210 8,221,448
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,600 1,635,367
Series 2019C , RB , 5.00% , 01/01/26 ..... 10,160 10,384,581
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,066,645
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,313
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 224,659
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2019C , RB , 5.00% , 01/01/27 ..... USD 3,495 $ 3,652,022
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,263,030
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,613,376
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,766,658
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,944,475
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,994,715
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,909,387
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,460 3,764,376
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/25 ........ 715 729,510
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,121,181
Series 2014A , GO , 5.00% , 12/01/44 ..... 27,450 27,450,000
Regional Transportation Authority, Series 2003A,
RB, 6.00%, 07/01/29 (NPFGC) ........ 7,295 7,910,730
Sales Tax Securitization Corp.
Series 2020A , RB , 5.00% , 01/01/25 ..... 515 515,744
Series 2021A , RB , 5.00% , 01/01/27 ..... 7,405 7,720,774
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,421,857
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,750 3,978,904
Series 2021A , RB , 5.00% , 01/01/30 ..... 135 147,441
State of Illinois
Series 2017A , GO , 5.00% , 12/01/24 ..... 2,370 2,370,000
Series 2016 , GO , 5.00% , 02/01/25 ...... 2,055 2,060,326
Series 2022B , GO , 5.00% , 03/01/25 ..... 3,260 3,273,066
Series 2021B , GO , 5.00% , 03/01/25 ..... 2,000 2,008,016
Series 2021A , GO , 5.00% , 03/01/25 ..... 1,910 1,917,655
Series 2020 , GO , 5.50% , 05/01/25 ...... 2,850 2,876,205
Series 2018A , GO , 6.00% , 05/01/25 ..... 4,000 4,044,924
Series 2017D , GO , 5.00% , 11/01/25 ..... 13,035 13,253,172
Series 2016 , GO , 5.00% , 02/01/26 ...... 6,000 6,128,644
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,630 6,782,391
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 971,836
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,099,709
Series 2023D , GO , 5.00% , 07/01/26 ..... 1,220 1,255,081
Series 2017D , GO , 5.00% , 11/01/26 ..... 13,000 13,462,236
Series 2016 , GO , 5.00% , 02/01/27 ...... 570 592,778
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,065 8,386,960
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,420,832
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,255,319
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,682,458
Series 2017D , GO , 5.00% , 11/01/27 ..... 12,170 12,815,290
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,654,331
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,354,930
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,057,782
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,118,629
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,622,018
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 13,164,459
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 5,017,568
Series 2017D , GO , 5.00% , 11/01/28 ..... 3,825 4,003,398
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,454,872
Series 2024 , GO , 5.00% , 02/01/29 ...... 2,965 3,179,844
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 429,549
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,136,351
Series 2017C , GO , 5.00% , 11/01/29 ..... 10,400 10,878,196
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 447,434
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,439,449
377,993,818
Indiana — 1.0%
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/24 ..... 1,875 1,875,000
Series 2015B , RB , 5.00% , 02/01/25 ..... 2,320 2,327,270
Series 2019E , RB , 5.00% , 02/01/25 ..... 1,060 1,063,322

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2014A , RB , 5.00% , 10/01/25 ..... USD 1,140 $ 1,141,538
Series 2021-1 , RB , 5.00% , 10/01/25 ..... 3,680 3,740,886
Series 2016C , RB , 5.00% , 12/01/25 ..... 1,220 1,246,210
Series E , RB , 5.00% , 02/01/26 ......... 710 728,153
Series 2021B , RB , 5.00% , 02/01/26 ..... 1,000 1,025,567
Series 2019A , RB , 5.00% , 02/01/26 ..... 10,095 10,353,103
Series 2019C , RB , 5.00% , 02/01/26 ..... 185 189,730
Series 2017C , RB , 5.00% , 02/01/26 ..... 460 471,761
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 204,547
Series 2015A , RB , 5.00% , 02/01/27 ..... 1,070 1,073,655
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 293,769
Series E , RB , 5.00% , 02/01/27 ......... 210 217,392
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 493,011
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,793,721
Series B , RB , 5.00% , 02/01/27 ......... 150 153,731
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,181,030
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,355,858
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,530 4,726,406
Series E , RB , 5.00% , 02/01/29 ......... 3,000 3,102,125
Series A , RB , 5.00% , 02/01/29 ......... 3,500 3,586,333
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,976,395
Series A , RB , 5.00% , 02/01/30 ......... 3,930 4,026,940
Series A , RB , 5.00% , 02/01/31 ......... 3,645 3,734,910
Series 2015A , RB , 5.00% , 02/01/31 ..... 5,000 5,014,190
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,650,376
Indiana Municipal Power Agency
Series 2014A , RB , 5.00% , 01/01/26 ..... 3,145 3,149,444
Series 2014A , RB , 5.00% , 01/01/28 ..... 1,000 1,001,534
Indiana University, Series Z-1, RB,
5.00%, 08/01/29 ................. 1,555 1,713,552
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/29 . 6,705 7,293,549
Purdue University, Series EE, RB,
5.00%, 07/01/26 ................. 235 242,891
85,147,899
Iowa — 0.2%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 6,069,502
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 3,170 3,214,652
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,355,041
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 371,106
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 4,065 4,190,721
15,201,022
Kansas — 0.5%
Johnson County Unified School District No. 512
Shawnee Mission
Series 2015A , GO , 5.00% , 10/01/30 ..... 2,000 2,032,467
Series 2015A , GO , 5.00% , 10/01/31 ..... 6,280 6,381,947
Series 2015A , GO , 5.00% , 10/01/32 ..... 4,605 4,679,756
Series 2015A , GO , 5.00% , 10/01/34 ..... 4,000 4,064,934
Series 2015A , GO , 4.00% , 10/01/35 ..... 4,000 4,032,397
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... 815 827,304
Series 2018A , RB , 5.00% , 09/01/25 ..... 285 289,303
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,220 1,238,186
Series 2015B , RB , 5.00% , 09/01/27 ..... 6,095 6,185,582
Series 2024A , RB , 5.00% , 09/01/27 ..... 5,000 5,310,162
Series 2024A , RB , 5.00% , 09/01/28 ..... 3,775 4,087,900
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,139,928
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2024A , RB , 5.00% , 09/01/29 ..... USD 4,000 $ 4,409,287
45,679,153
Kentucky — 0.3%
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,290 5,502,143
Series A , RB , 5.00% , 10/01/27 ......... 680 721,595
Series A , RB , 5.00% , 10/01/28 ......... 415 448,377
Series A , RB , 5.00% , 10/01/29 ......... 385 423,364
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,020 2,088,109
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,500 2,747,777
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 5,106,242
Louisville & Jefferson County Metropolitan Sewer
District, Series 2017B, RB, 5.00%, 05/15/25 5,000 5,045,993
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,798,436
28,882,036
Louisiana — 0.7%
City of New Orleans, Series 2021A, GO,
5.00%, 12/01/29 ................. 5,015 5,510,539
East Baton Rouge Sewerage Commission,
Series 2014B, RB, 5.00%, 02/01/39 ..... 12,895 12,933,739
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/25 ..... 1,700 1,707,723
Series 2017A , GO , 5.00% , 04/01/25 ..... 375 377,322
Series 2024E , GO , 5.00% , 06/01/25 ..... 4,500 4,543,425
Series 2016B , GO , 5.00% , 08/01/25 ..... 4,235 4,290,729
Series 2021 , RB , 5.00% , 09/01/25 ...... 750 761,211
Series 2020A , GO , 5.00% , 03/01/26 ..... 1,935 1,985,676
Series 2016B , GO , 5.00% , 08/01/26 ..... 1,890 1,958,088
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,074,383
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 98,615
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 68,322
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,000 2,069,518
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 265,303
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 891,950
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,679,355
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,108,601
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,244,466
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 3,101,716
State of Louisiana Gasoline & Fuels Tax
Series B , RB , 5.00% , 05/01/25 ......... 775 781,115
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 5,002,268
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,500 1,640,511
Series A , RB , 4.00% , 05/01/41 ......... 5,070 5,087,923
61,182,498
Maine — 0.3%
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/26 ................. 1,000 1,034,503
State of Maine
Series 2019B , GO , 5.00% , 06/01/25 ..... 2,465 2,489,031
Series 2022B , GO , 5.00% , 06/01/25 ..... 100 100,975
Series 2017B , GO , 5.00% , 06/01/26 ..... 115 118,722
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 46,456
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 84,556
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,386,350
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,115 4,349,357
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 100,410
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,493,226
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,678,535

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2020B , GO , 5.00% , 06/01/28 ..... USD 2,935 $ 3,166,129
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,044,230
25,092,480
Maryland — 4.4%
County of Anne Arundel
Series 2020 , GO , 5.00% , 10/01/25 ...... 1,135 1,155,094
Series 2022 , GO , 5.00% , 10/01/25 ...... 4,620 4,701,791
Series 2021 , GO , 5.00% , 04/01/26 ...... 8,300 8,545,471
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,872,304
Series 2019 , GO , 5.00% , 10/01/26 ...... 635 661,741
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,855,030
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 79,947
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 69,287
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,995,994
County of Baltimore
Series 2024A , GO , 5.00% , 07/01/25 ..... 5,000 5,059,500
GO , 5.00% , 03/01/26 ............... 180 184,915
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,130,320
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,515,975
County of Frederick
Series 2021A , GO , 5.00% , 10/01/25 ..... 5,395 5,489,618
Series 2021A , GO , 5.00% , 10/01/26 ..... 3,100 3,229,983
County of Howard
Series 2017B , GO , 5.00% , 02/15/25 ..... 1,145 1,149,366
Series 2017D , GO , 5.00% , 02/15/26 ..... 290 297,512
Series 2020A , GO , 5.00% , 08/15/26 ..... 505 524,184
Series 2017E , GO , 5.00% , 02/15/27 ..... 1,205 1,266,411
Series 2017A , GO , 3.00% , 02/15/29 ..... 5,000 5,002,179
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/25 ..... 2,335 2,369,439
Series 2017C , GO , 5.00% , 10/01/25 ..... 1,515 1,543,454
Series 2017A , GO , 5.00% , 11/01/25 ..... 4,085 4,170,210
Series 2019A , GO , 5.00% , 11/01/25 ..... 9,025 9,213,254
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,254
Series 2019A , GO , 5.00% , 11/01/26 ..... 755 788,151
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,340 1,398,838
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,462,851
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,961,124
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 316,961
Series 2019A , GO , 5.00% , 11/01/27 ..... 705 752,921
County of Prince George's
Series 2017B , GO , 5.00% , 07/15/25 ..... 175 177,233
Series 2019A , GO , 5.00% , 07/15/25 ..... 3,455 3,499,093
Series 2017A , GO , 5.00% , 09/15/25 ..... 540 548,918
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 12,141,581
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,601,397
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,500 9,017,626
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 117,138
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,865,062
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,618,401
Series 2020B , GO , 5.00% , 09/15/28 ..... 1,120 1,217,094
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,103,195
Series 2017A , GO , 3.00% , 09/15/29 ..... 4,375 4,374,932
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 10,000 10,310,936
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,159,523
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,021,810
State of Maryland
Series 2020A-1 , GO , 5.00% , 03/15/25 .... 7,970 8,015,743
Series 2017 , GO , 5.00% , 03/15/25 ...... 3,260 3,278,710
Series 2016 , GO , 4.00% , 06/01/25 ...... 1,180 1,180,504
Series 2015B , GO , 4.00% , 08/01/25 ..... 160 161,157
Series 2018-2B , GO , 5.00% , 08/01/25 .... 3,360 3,406,216
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2017A , GO , 5.00% , 08/01/25 ..... USD 590 $ 598,115
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,820 2,858,788
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 2,010 2,066,765
Series 2016 , GO , 5.00% , 06/01/26 ...... 475 476,166
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,207,017
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,841,592
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,325,240
Series 2A , GO , 5.00% , 08/01/26 ....... 245 254,192
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,540,712
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,000 1,052,010
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 189,529
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 257,969
Series 2016 , GO , 4.00% , 06/01/27 ...... 45 45,009
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,302,376
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,545 8,012,439
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,532,759
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,322,132
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 196,461
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 4,040,733
Series 2021A , GO , 5.00% , 03/01/28 ..... 11,800 12,686,458
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,800 11,620,444
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,501,220
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,683,888
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,084,095
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,535 2,748,181
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,258,017
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,565,731
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,000 11,015,180
State of Maryland Department of Transportation
Series 2021B , RB , 5.00% , 12/01/24 ..... 5,725 5,725,000
Series 2016 , RB , 4.00% , 09/01/25 ...... 3,370 3,399,923
Series 2017 , RB , 5.00% , 09/01/25 ...... 4,755 4,832,103
Series 2018 , RB , 5.00% , 10/01/25 ...... 625 636,376
Series 2019 , RB , 5.00% , 10/01/25 ...... 6,105 6,216,116
Series 2016 , RB , 4.00% , 11/01/25 ...... 1,010 1,010,389
Series 2022B , RB , 5.00% , 12/01/25 ..... 2,690 2,747,790
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,669,150
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 536,500
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 463,578
Series 2021A , RB , 5.00% , 10/01/26 ..... 9,545 9,943,479
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 11,006,725
Series 2015-3 , RB , 4.00% , 12/15/27 ..... 250 250,044
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,881,481
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 8,942,711
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,076,726
Washington Suburban Sanitary Commission
Series 2020 , RB , 5.00% , 12/01/24 ( GTD ) .. 5,255 5,255,000
Series 2021 , RB , 5.00% , 06/01/25 ( GTD ) .. 1,515 1,530,294
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 2,500 2,527,076
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 2,060 2,101,396
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 651,046
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,279,992
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,691,308
Series B , RB , VRDN ( TD Bank NA SBPA ),
3.17% , 12/03/24 ( GTD )
(a)
.......... 6,800 6,800,000
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,750,615
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 128,399
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,493,312
385,420,095
Massachusetts — 4.0%
City of Boston
Series 2020D , GO , 5.00% , 03/01/25 ..... 25 25,124
Series 2022A , GO , 5.00% , 11/01/25 ..... 14,320 14,609,562
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 205,660

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2015A , GO , 5.00% , 04/01/26 ..... USD 4,000 $ 4,029,991
Series 2017A , GO , 5.00% , 04/01/26 ..... 20 20,607
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,074,648
Commonwealth of Massachusetts
Series 2016H , GO , 5.00% , 12/01/24 ..... 2,295 2,295,000
Series 2016A , GO , 5.00% , 03/01/25 ..... 9,105 9,154,095
Series 2016D , GO , 5.00% , 04/01/25 ..... 2,015 2,029,756
Series A , GO , 5.00% , 07/01/25 ........ 15 15,200
Series 2020B , GO , 5.00% , 07/01/25 ..... 2,675 2,710,708
Series C , GO , 5.00% , 08/01/25 ........ 9,405 9,549,955
Series 2019G , GO , 5.00% , 09/01/25 ..... 50 50,874
Series 2018E , GO , 5.00% , 09/01/25 ..... 1,000 1,017,485
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 5,110 5,202,995
Series C , GO , 5.00% , 10/01/25 ........ 1,820 1,854,182
Series 2016C , GO , 5.00% , 10/01/25 ..... 420 427,888
Series 2021B , GO , 5.00% , 11/01/25 ..... 2,055 2,096,929
Series 2020E , GO , 5.00% , 11/01/25 ..... 1,865 1,903,052
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 7,430 7,581,596
Series 2019E , GO , 3.00% , 12/01/25 ..... 385 385,149
Series 2019A , GO , 5.00% , 01/01/26 ..... 1,040 1,064,890
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,145,462
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,952,741
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 209,276
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 3,051,711
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,524,725
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,213,087
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 459,320
Series 2019E , GO , 3.00% , 12/01/26 ..... 500 500,803
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,251,025
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,076,864
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,100,661
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,830,113
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,625,909
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 2,026,459
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,092,737
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,577,333
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,650
Series C , GO , 5.00% , 10/01/27 ........ 150 160,058
Series 2024A , GO , 5.00% , 03/01/28 ..... 2,310 2,486,448
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,537,231
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 12,313,978
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,337,548
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,640 1,695,714
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 4,225 4,270,792
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 3,515 3,556,828
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,285,163
Series B , RB , 5.00% , 07/01/27 ......... 1,285 1,298,378
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,849,038
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,538,289
Series 2022A , RB , VRDN ( TD Bank NA
SBPA ), 2.80% , 12/04/24
(a)
.......... 4,400 4,400,000
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 14,335 14,535,022
Series 21 , RB , 5.00% , 08/01/25 ........ 525 532,639
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,051,070
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,223,012
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,994,064
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,313,837
Series 23B , RB , 5.00% , 02/01/28 ....... 205 220,405
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,209,537
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 24B , RB , 5.00% , 02/01/28 ....... USD 1,775 $ 1,908,381
Massachusetts Development Finance Agency
Series 2020U , RB , 5.00% , 07/01/25 ..... 1,435 1,452,003
Series 2020A , RB , 5.00% , 10/15/25 ..... 11,440 11,660,091
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,541,403
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 290,320
Massachusetts School Building Authority
Series 2015C , RB , 5.00% , 08/15/25 ..... 265 268,875
Series D , RB , 4.75% , 08/15/32 ......... 2,285 2,312,587
Series 2016A , RB , 5.00% , 11/15/41 ..... 4,750 4,841,678
Series 2016A , RB , 5.00% , 11/15/45 ..... 12,960 13,210,136
Series 2019A , RB , 5.00% , 02/15/49 ..... 15,360 15,769,694
Massachusetts State College Building Authority
Series 2016A , RB , 5.00% , 05/01/38
( HERBIP ) ..................... 5,000 5,042,189
Series 2016A , RB , 5.00% , 05/01/41
( HERBIP ) ..................... 2,960 2,984,976
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,214,995
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,347,280
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 2.85% , 12/05/24
(a)
.......... 14,050 14,050,000
Massachusetts Water Resources Authority
Series 2018C , RB , 5.00% , 08/01/25 ..... 1,160 1,176,417
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 825 838,240
Series 2018C , RB , 5.00% , 08/01/26 ..... 1,000 1,035,868
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 11,010 12,083,247
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,349,060
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,296,529
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,257,322
Series 2016C , RB , 5.00% , 08/01/40 ..... 6,155 6,369,846
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,744,672
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 897,703
344,706,785
Michigan — 1.2%
Chippewa Valley Schools, Series 2015A, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 395 398,017
Great Lakes Water Authority Sewage Disposal
System
Series B , RB , 5.00% , 07/01/25 ......... 1,200 1,214,272
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,045 8,823,393
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 662,675
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,000 4,387,020
Michigan Finance Authority, Series 2016B, RB,
5.00%, 10/01/27 ................. 10,225 10,619,380
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/25 ...... 1,010 1,017,163
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,436,074
Series 2020I , RB , 5.00% , 10/15/27 ...... 785 834,328
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,175,358
Series 2016I , RB , 5.00% , 10/15/29 ...... 2,815 2,921,739
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... 2,455 2,547,062
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,570,853
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 4,055,598
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 1,565 1,573,080
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 9,043,017
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,963,622
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,000 5,077,470

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2018 , GO , 4.00% , 05/01/29 ...... USD 7,000 $ 7,104,427
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 12,158,491
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,633,474
University of Michigan
Series 2017A , RB , 5.00% , 04/01/25 ..... 3,555 3,578,565
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,452,097
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 3,995,841
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,372,881
106,615,897
Minnesota — 3.5%
City of Minneapolis
Series 2020 , GO , 3.00% , 12/01/24 ...... 45 45,000
Series 2019 , GO , 4.00% , 12/01/24 ...... 1,665 1,665,000
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,292,542
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 24,936
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/25 ..... 3,930 4,016,728
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,737,976
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,617,011
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 90,944
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,635,599
Metropolitan Council
Series 2021B , GO , 5.00% , 12/01/24 ..... 25,070 25,070,000
Series 2020B , GO , 5.00% , 03/01/25 ..... 1,000 1,004,390
Series 2021D , GO , 5.00% , 03/01/25 ..... 815 818,578
Series 2021B , GO , 5.00% , 12/01/25 ..... 5,215 5,326,979
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 205,459
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,907,505
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,309,214
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,230 2,418,185
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,960,022
Series 2023B , RB , 5.00% , 03/01/28 ..... 24,110 25,897,841
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,874,953
Series 2023A , RB , 5.00% , 03/01/29 ..... 18,500 20,243,399
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/25 ..... 25,000 25,119,812
Series 2015B , GO , 5.00% , 08/01/25 ..... 1,725 1,750,213
Series 2015D , GO , 5.00% , 08/01/25 ..... 4,260 4,322,265
Series 2016B , GO , 5.00% , 08/01/25 ..... 115 116,681
Series 2016D , GO , 5.00% , 08/01/25 ..... 160 162,339
Series 2020A , GO , 5.00% , 08/01/25 ..... 455 461,650
Series 2019A , GO , 5.00% , 08/01/25 ..... 1,495 1,516,851
Series 2021A , GO , 5.00% , 09/01/25 ..... 10,000 10,163,644
Series 2017A , GO , 5.00% , 10/01/25 ..... 330 335,952
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,548,628
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,151,392
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,326,303
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 793,954
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 192,002
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 238,705
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,520,135
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 31,135
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,715 4,893,454
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,783,102
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 244,896
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,993,905
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 47,788
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 238,940
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,991,200
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2016D , GO , 5.00% , 08/01/27 ..... USD 180 $ 186,369
Series 2021B , GO , 5.00% , 09/01/27 ..... 315 335,143
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,243,834
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,581,843
Series 2019A , GO , 5.00% , 08/01/28 ..... 400 433,784
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,934,670
Series 2023D , GO , 5.00% , 08/01/28 ..... 23,480 25,463,118
Series 2021B , GO , 5.00% , 09/01/28 ..... 2,900 3,150,093
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,863,283
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,000 16,580,034
University of Minnesota
Series 2015A , RB , 5.00% , 08/01/25 ..... 55 55,735
Series 2017B , RB , 5.00% , 12/01/25 ..... 6,375 6,508,238
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 21,301
300,464,652
Mississippi — 0.6%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 205 208,351
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,752,957
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 324,677
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,924,078
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 7,072,044
Series 2015F , GO , 5.00% , 11/01/32 ..... 7,535 7,684,775
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,321,346
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,262,383
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,235,367
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,059,605
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,195,113
48,040,696
Missouri — 1.6%
City of Springfield, Series 2015, RB,
5.00%, 08/01/25 ................. 10,000 10,127,550
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/25 ...... 5,000 5,093,421
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 7,123,551
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,695,662
Series 2024 , RB , 5.00% , 11/01/29 ...... 7,395 8,181,622
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/25 ..... 550 554,337
Series 2017A , RB , 5.00% , 05/01/26 ..... 3,810 3,924,533
Series 2015B , RB , 5.00% , 05/01/29 ..... 1,300 1,309,088
Missouri Highway & Transportation Commission
Series 2019A , RB , 5.00% , 05/01/25 ..... 1,465 1,477,287
Series 2022A , RB , 5.00% , 05/01/25 ..... 15,255 15,382,944
Series 2023A , RB , 5.00% , 05/01/25 ..... 12,500 12,604,838
Series 2021A , RB , 5.00% , 11/01/25 ..... 4,775 4,869,379
Series 2023A , RB , 5.00% , 05/01/26 ..... 12,500 12,891,786
Series A , RB , 5.00% , 05/01/26 ......... 14,465 14,876,865
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,454,658
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,817,444
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/27 ...... 675 703,655
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,250 1,347,921
Series 2024 , RB , 5.00% , 01/01/30 ...... 495 540,874
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,418,883
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 (ST AID DIR DEP) 11,400 11,473,617
141,869,915

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska — 0.3%
Douglas County School District No. 17
Series A , GO , 4.00% , 06/15/32 ........ USD 1,965 $ 1,974,860
Series A , GO , 4.00% , 06/15/33 ........ 2,010 2,020,086
Series A , GO , 4.00% , 06/15/34 ........ 2,050 2,060,287
Series A , GO , 4.00% , 06/15/35 ........ 7,000 7,035,126
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 821,080
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,408,457
Omaha Public Power District, Series 2016A, RB,
5.00%, 02/01/27 ................. 1,300 1,330,578
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,424,072
Series 2024A , RB , 5.00% , 01/01/29 ..... 1,190 1,287,028
Series 2024A , RB , 5.00% , 01/01/30 ..... 500 549,800
27,911,374
Nevada — 1.5%
Clark County School District
Series 2022A , GO , 5.00% , 06/15/25 ..... 6,875 6,939,312
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 8,078,314
Series 2024C , GO , 5.00% , 06/15/26 ..... 4,780 4,928,442
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,547,434
Series 2015C , GO , 5.00% , 06/15/28 ..... 3,000 3,053,931
Series 2020A , GO , 5.00% , 06/15/28 ( AGM ) 500 538,235
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,130 12,173,779
County of Clark
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,519,869
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,636,253
Series 2016A , GO , 5.00% , 11/01/28 ..... 10,350 10,637,156
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 830,903
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,065 2,133,368
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,383,030
Series 2024A , RB , 5.00% , 07/01/29 ..... 10,515 11,523,382
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,216,149
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,623,071
Las Vegas Valley Water District
Series 2020A , GO , 5.00% , 06/01/25 ..... 7,720 7,793,856
Series 2022A , GO , 5.00% , 06/01/25 ..... 5,550 5,603,096
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,131,434
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 6,016,400
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 135 135,876
Series 2015A , GO , 5.00% , 08/01/25 ..... 5,030 5,099,186
Series 2015B , GO , 5.00% , 11/01/25 ..... 50 50,387
Series 2019A , GO , 5.00% , 05/01/26 ..... 120 123,710
Series 2015B , GO , 5.00% , 11/01/26 ..... 1,735 1,749,804
Series 2015D , GO , 5.00% , 04/01/27 ..... 1,155 1,162,047
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/24 ...... 3,830 3,830,000
Series 2016 , RB , 5.00% , 12/01/25 ...... 270 275,720
131,734,144
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/28 (ST
INTERCEPT) ................... 1,620 1,719,967
State of New Hampshire
Series 2020D , GO , 5.00% , 12/01/24 ..... 10,000 10,000,000
Series 2020C , GO , 5.00% , 12/01/25 ..... 2,810 2,870,647
Series 2023A , GO , 5.00% , 02/15/27 ..... 2,475 2,602,646
17,193,260
Security
Par (000)
Par (000) Value
New Jersey — 3.8%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/25 ..... USD 7,275 $ 7,292,061
Series 2021A , GO , 5.00% , 01/15/26 ..... 7,125 7,298,928
Series 2021B , GO , 5.00% , 01/15/26 ..... 4,000 4,097,644
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 4,955,559
Monmouth County Improvement Authority (The),
Series 2019B, RB, 5.00%, 12/01/24 (GTD) . 1,500 1,500,000
New Jersey Economic Development Authority
Series 2017DDD , RB , 5.00% , 06/15/25 ... 1,000 1,009,284
Series XX , RB , 5.00% , 06/15/25 ........ 14,250 14,382,296
Series 2005N-1 , RB , 5.50% , 09/01/25 ( AGM ) 3,475 3,539,927
Series B , RB , 5.00% , 11/01/25 ......... 5,700 5,796,862
Series XX , RB , 4.25% , 06/15/26 ........ 3,070 3,084,483
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,090,183
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 901,303
Series B , RB , 5.00% , 11/01/26 ......... 2,940 3,042,324
Series XX , RB , 5.25% , 06/15/27 ........ 2,300 2,325,098
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,306,410
Series 2023RRR , RB , 5.00% , 03/01/28 ... 11,035 11,772,838
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,619,861
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 803,381
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,892,001
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,586,030
Series WW , RB , 5.25% , 06/15/31 ....... 1,525 1,543,116
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,057,353
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,278,116
New Jersey Educational Facilities Authority
Series 2015A , RB , 5.00% , 07/01/25 ..... 1,640 1,659,812
Series 2016A , RB , 5.00% , 07/01/25 ..... 4,565 4,620,147
Series 2016B , RB , 5.00% , 07/01/25 ..... 2,290 2,317,664
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 6,957,494
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,118,494
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 367,758
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 20,628,706
Series 2024A , RB , 5.00% , 05/15/27
(c)
.... 3,435 3,603,189
Series 2024A , RB , 5.00% , 08/01/27
(c)
.... 6,885 7,248,237
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,282,172
New Jersey Transportation Trust Fund Authority
Series 2006C , RB , 0.00% , 12/15/24
( AMBAC )
(b)
.................... 1,175 1,173,518
Series 2019A , RB , 5.00% , 12/15/24 ..... 17,940 17,950,922
Series 2010D , RB , 5.00% , 12/15/24 ..... 610 610,371
Series 2018A , RB , 5.00% , 12/15/24 ..... 2,125 2,126,294
Series 2021A , RB , 5.00% , 06/15/25 ..... 4,125 4,164,615
Series 2019A , RB , 5.00% , 12/15/25 ..... 6,130 6,249,695
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,055 1,086,714
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 716,381
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 710 664,876
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,171,600
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,325 1,362,287
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 6,052,877
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 10,940 9,952,972
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,717,362
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,804,135
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,273,361
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,789,084
Series 2019A , RB , 5.00% , 12/15/28 ..... 12,375 13,378,006
Series 2019AA , RB , 5.00% , 06/15/29 .... 1,480 1,613,265
Series 2006C , RB , 0.00% , 12/15/29 ( AGM )
(b)
4,885 4,149,963
New Jersey Turnpike Authority
Series 2014C , RB , 5.00% , 01/01/25 ..... 3,195 3,199,770
Series 2017E , RB , 5.00% , 01/01/25 ..... 4,525 4,531,756

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2004C-2 , RB , 5.50% , 01/01/25
( AMBAC ) ..................... USD 3,540 $ 3,546,398
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,088,028
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,000 1,068,181
State of New Jersey
GO , 5.00% , 06/01/26 ............... 420 423,912
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 24,296,502
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,602,542
GO , 5.00% , 06/01/28 ............... 5,000 5,276,843
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 20,080,524
Series 2020A , GO , 5.00% , 06/01/29 ..... 905 991,996
GO , 5.00% , 06/01/32 ............... 2,355 2,376,937
332,470,418
New Mexico — 0.5%
New Mexico Finance Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 2,485 2,512,312
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 486,223
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,446,632
Series 2021B , RB , 5.00% , 06/15/26 ..... 2,500 2,585,145
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 700 719,115
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,746,038
State of New Mexico Severance Tax Permanent
Fund
Series 2015A , RB , 5.00% , 07/01/25 ..... 295 298,510
Series 2022A , RB , 5.00% , 07/01/25 ..... 4,470 4,523,193
Series 2021A , RB , 5.00% , 07/01/26 ..... 5,360 5,542,408
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,510,471
40,370,047
New York — 12.7%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,189,020
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.15% , 12/03/24
(a)
.......... 3,345 3,345,000
City of New York
Series 2021F-1 , GO , 4.00% , 03/01/25 .... 7,200 7,217,668
Series 2015FF-1 , GO , 5.00% , 06/01/25 ... 995 1,005,286
Series 2020C-1 , GO , 5.00% , 08/01/25 ... 6,135 6,221,372
Series A , GO , 5.00% , 08/01/25 ........ 375 380,279
Series 2025A , GO , 5.00% , 08/01/25 ..... 3,100 3,143,644
Series E , GO , 5.00% , 08/01/25 ........ 3,700 3,752,091
Series 2018C , GO , 5.00% , 08/01/25 ..... 3,555 3,605,049
Series 2022B-1 , GO , 5.00% , 08/01/25 .... 15,420 15,637,092
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 2,360 2,393,226
Series C , GO , 5.00% , 08/01/25 ........ 3,620 3,670,965
Series 2019E , GO , 5.00% , 08/01/25 ..... 3,850 3,904,203
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 895 907,600
Series 2021C , GO , 5.00% , 08/01/25 ..... 535 542,532
Series 2018A , GO , 5.00% , 08/01/25 ..... 990 1,003,938
Series 2020B-1 , GO , 5.00% , 10/01/25 .... 675 687,112
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,134,856
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,247
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 150,437
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,874,167
Series A , GO , 5.00% , 08/01/26 ........ 700 726,249
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 741,811
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,766,118
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,453,683
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 342,374
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 861,124
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 290,499
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 746,999
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 871,498
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020-1 , GO , 5.00% , 08/01/26 ..... USD 2,480 $ 2,572,996
Series E , GO , 5.00% , 08/01/26 ........ 2,315 2,401,808
Series 2015C , GO , 5.00% , 08/01/26 ..... 4,870 4,885,254
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,294,299
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,848,519
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,195,229
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,085 1,151,068
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 132,611
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,829,819
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 355,399
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,243,567
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,941,432
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,452,108
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,188,558
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 17,069,000
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,878,073
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,187,513
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,407,566
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,906,993
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,328,406
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,409,549
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,725 2,948,204
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,221,025
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 3,006,838
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,533,550
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 109,506
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 10,950,603
Series C , GO , 5.00% , 08/01/29 ........ 12,665 12,940,792
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,385,420
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,262,279
Series E , GO , 5.00% , 08/01/29 ........ 445 459,432
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,758,151
Series 2013F3 , GO , VRDN ( Bank of America
NA SBPA ), 3.20% , 12/03/24
(a)
....... 1,625 1,625,000
Empire State Development Corp.
Series 2015A , RB , 5.00% , 03/15/25 ..... 680 683,959
Series 2016A , RB , 5.00% , 03/15/25 ..... 3,655 3,676,282
Series 2017A , RB , 5.00% , 03/15/25 ..... 260 261,514
Series 2020C , RB , 5.00% , 03/15/25 ..... 3,240 3,258,866
Series 2020E , RB , 5.00% , 03/15/25 ..... 5,175 5,205,132
Series 2016A , RB , 5.00% , 03/15/26 ..... 5,100 5,250,235
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,100 1,132,617
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,296,522
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 25,900,901
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 12,010,713
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,232,895
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 26,780,006
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,755,089
Series 2022A , RB , 5.00% , 09/15/28 ..... 33,000 35,912,078
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 208,793
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/25 ..... 1,820 1,827,015
Series 2017A , RB , 5.00% , 02/15/26 ..... 520 533,595
Series 2017A , RB , 5.00% , 02/15/27 ..... 10,005 10,554,760
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 8,075 7,894,042
Series 2021A , RB , 5.00% , 09/01/26 ..... 810 843,078
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,406,092
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,917,519
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 745,702
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,631,647

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024A , RB , 5.00% , 09/01/28 ..... USD 1,000 $ 1,087,320
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 690,976
Series 2023D , RB , VRDN ( Barclays Bank plc
LOC ), 2.80% , 12/04/24
(a)
........... 3,300 3,300,000
Series 2020B , RB , VRDN 0.85% , 09/01/25
(a)
7,000 6,833,021
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
390 374,212
Series 2022B , RB , VRDN 5.00% , 09/01/27
(a)
4,185 4,362,793
Metropolitan Transportation Authority
Series 2015F , RB , 5.00% , 11/15/25 ...... 1,880 1,914,063
Series A-2 , RB , 5.00% , 11/15/25 ....... 4,850 4,937,875
Series 2017B , RB , 5.00% , 11/15/25 ..... 560 570,146
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 3,530 3,593,959
Series 2018B , RB , 5.00% , 11/15/25 ..... 1,715 1,746,073
Series 2020E , RB , 4.00% , 11/15/26 ..... 2,000 2,036,217
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,805,528
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,784,620
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 519,911
Series 2016D , RB , 5.00% , 11/15/27 ..... 1,300 1,343,767
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,304,237
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 7,011,620
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,546,740
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,828,023
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,066,494
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,510,195
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,925,236
Series 2012G-2 , RB , VRDN ( TD Bank NA
LOC ), 2.80% , 12/05/24
(a)
........... 8,540 8,540,000
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2016A, RB, 5.25%, 11/15/29 11,530 12,065,685
New York City Municipal Water Finance Authority
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 860 869,958
Series 2020FF , RB , 5.00% , 06/15/25 .... 705 713,163
Series 2021DD , RB , 5.00% , 06/15/25 .... 8,130 8,224,134
Series 2015FF , RB , 5.00% , 06/15/26 .... 55 55,584
Series 2020BB-2 , RB , 5.00% , 06/15/26 ... 935 935,573
Series 2015HH , RB , 5.00% , 06/15/27 .... 10 10,112
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 145 148,128
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 4,645 4,745,212
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,828,904
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,670 6,143,537
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,591,339
Series BB , RB , VRDN ( TD Bank NA SBPA ),
2.80% , 12/05/24
(a)
............... 5,000 5,000,000
New York City Transitional Finance Authority
Series B , RB , 4.00% , 08/01/25 ......... 550 554,114
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 1,185 1,201,710
Series B-1 , RB , 5.00% , 08/01/25 ....... 2,120 2,149,439
Series 2021A , RB , 5.00% , 11/01/25 ..... 1,510 1,539,628
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 809,873
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 3,020 3,206,842
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,319,132
Series 2025C , RB , 5.00% , 05/01/28 ..... 3,000 3,239,349
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,670 13,817,950
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,724,830
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,285 9,101,065
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,373,124
Series 2025D , RB , 5.00% , 05/01/29 ..... 1,820 1,999,268
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 14,350 15,906,743
Series 2025, Sub-Series C-4 , RB , VRDN
( Sumitomo Mitsui Banking Corp. LOC ),
2.85% , 12/05/24
(a)
............... 4,000 4,000,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Building Aid
Series 2015S-2 , RB , 5.00% , 07/15/25 ( SAW ) USD 125 $ 126,642
Series 2019S-3A , RB , 5.00% , 07/15/25
( SAW ) ....................... 1,285 1,301,876
Series S-1 , RB , 5.00% , 07/15/25 ( SAW ) .. 135 136,756
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 2,035 2,105,645
Series 2015S-2 , RB , 5.00% , 07/15/27 ( SAW ) 170 172,004
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 158,786
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 132,322
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 217,008
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 296,401
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1 , RB , 5.00% , 02/01/25 .... 340 341,060
Series 2015C , RB , 5.00% , 11/01/25 ..... 995 1,002,993
Series 2021F-1 , RB , 5.00% , 11/01/25 .... 8,540 8,707,240
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 1,210 1,233,696
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 3,180 3,242,274
Series C , RB , 5.00% , 11/01/25 ......... 1,450 1,478,395
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,785,006
Series B , RB , 5.00% , 08/01/26 ......... 350 363,434
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,088,199
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,376,014
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,878,830
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 11,010,029
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,602,281
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,311,581
Series 2015C , RB , 5.00% , 11/01/26 ..... 2,600 2,622,507
Series C , RB , 5.00% , 11/01/26 ......... 4,000 4,089,321
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,124,758
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,380,372
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,148,415
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,480 16,537,179
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 507,439
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 6,063,757
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,314,389
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/25 (AGM) ............ 1,450 1,480,026
New York State Dormitory Authority
Series 2014E , RB , 5.00% , 02/15/25 ..... 2,850 2,861,552
Series 2019D , RB , 5.00% , 02/15/25 ..... 2,490 2,500,093
Series 2015B , RB , 5.00% , 02/15/25 ..... 280 281,135
Series 2017A , RB , 5.00% , 02/15/25 ..... 485 486,966
Series 2016D , RB , 5.00% , 02/15/25 ..... 4,550 4,568,443
Series 2022A , RB , 5.00% , 03/15/25 ..... 5,755 5,788,510
Series 2020A , RB , 5.00% , 03/15/25 ..... 5,015 5,044,201
Series 2019A , RB , 5.00% , 03/15/25 ..... 4,675 4,702,221
Series 2018E , RB , 5.00% , 03/15/25 ..... 120 120,716
Series 2017A , RB , 5.00% , 03/15/25 ..... 815 819,863
Series 2018C , RB , 5.00% , 03/15/25 ..... 2,295 2,308,694
Series 2016A , RB , 5.00% , 03/15/25 ..... 1,900 1,911,337
Series 2015A , RB , 5.00% , 03/15/25 ..... 960 965,396
Series 2015E , RB , 5.00% , 03/15/25 ..... 180 181,048
Series 2005B , RB , 5.50% , 03/15/25 ( AMBAC ) 1,595 1,606,633
Series 2020A , RB , 5.00% , 09/15/25 ..... 1,135 1,154,724
Series 2015A , RB , 5.00% , 10/01/25 ..... 2,240 2,280,421
Series 2016D , RB , 5.00% , 02/15/26 ..... 1,185 1,216,181
Series 2017A , RB , 5.00% , 02/15/26 ..... 3,335 3,422,754
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 710 728,682
Series 2019D , RB , 5.00% , 02/15/26 ..... 1,935 1,988,375

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 03/15/26 ..... USD 765 $ 788,027
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 14,162,866
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,814,861
Series 2015A , RB , 5.00% , 03/15/26 ..... 2,045 2,056,495
Series 2015B , RB , 5.00% , 03/15/26 ..... 1,340 1,363,612
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 690,167
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 550,864
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 540,803
Series 2015E , RB , 5.00% , 03/15/26 ..... 3,095 3,148,321
Series 2017A , RB , 5.00% , 03/15/26 ..... 775 798,328
Series 2018A , RB , 5.00% , 03/15/26 ..... 295 303,350
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,495 4,724,832
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 336,362
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,885,448
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 6,039,615
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 10,073,046
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,344,117
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 15,276,026
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,531,337
Series 2016A , RB , 5.00% , 03/15/28 ..... 1,210 1,259,279
Series 2022A , RB , 5.00% , 03/15/28 ..... 6,315 6,799,110
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,982,206
Series 2024A , RB , 5.00% , 10/01/28 ( AGM,
SAW ) ....................... 2,900 3,156,421
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,511,306
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,784,876
Series 2024A , RB , 5.00% , 03/15/29 ..... 2,000 2,198,603
New York State Environmental Facilities Corp.
Series 2022A , RB , 5.00% , 06/15/25 ..... 2,090 2,114,646
Series 2015D , RB , 5.00% , 09/15/25 ..... 1,590 1,599,312
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,531
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,775 4,007,090
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 74,304
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 689,963
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,919,072
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,479,811
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 11,072,886
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/25 .... 4,935 4,963,023
Series L , RB , 5.00% , 01/01/26 ......... 1,300 1,330,273
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,292,412
Series 2016A , RB , 5.00% , 01/01/27 ..... 500 511,158
Series K , RB , 5.00% , 01/01/28 ......... 10,000 10,012,896
Series P , RB , 5.00% , 01/01/29 ......... 3,710 4,057,550
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,936,793
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,498,643
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 11,126,482
Port Authority of New York & New Jersey
Series 245 , RB , 5.00% , 09/01/25 ....... 5,805 5,897,449
Series 194 , RB , 5.00% , 10/15/25 ....... 1,050 1,069,745
Series 205 , RB , 5.00% , 11/15/25 ....... 1,220 1,245,264
Series 230 , RB , 4.00% , 12/01/25 ....... 355 359,054
Series 189 , RB , 5.00% , 05/01/26 ....... 215 216,986
Series 194 , RB , 5.00% , 10/15/26 ....... 270 274,712
Series 205 , RB , 5.00% , 11/15/26 ....... 580 606,286
Series 230 , RB , 4.00% , 12/01/26 ....... 415 426,101
Series 222 , RB , 5.00% , 07/15/27 ....... 510 541,337
Series 194 , RB , 5.00% , 10/15/27 ....... 345 350,720
Series 230 , RB , 4.00% , 12/01/27 ....... 665 692,301
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,579,034
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,371,873
Triborough Bridge & Tunnel Authority
Series 2021C-1A , RB , 5.00% , 05/15/25 ... 3,500 3,532,845
Series 2021A , RB , 5.00% , 11/01/25 ..... 2,480 2,529,696
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 5,530 5,646,089
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018B , RB , 5.00% , 11/15/25 ..... USD 4,410 $ 4,502,577
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,090,790
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,172,407
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,996,162
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,347,313
Series 2023A , RB , 5.00% , 11/15/27 ..... 9,000 9,623,185
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,784,652
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,081,308
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 528,968
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,429,576
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,155,158
Series B , RB , 5.00% , 11/15/29 ......... 3,900 4,096,060
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... 1,950 1,901,557
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(a)
............... 2,000 2,059,505
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(a)
............... 2,500 2,574,382
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/26 ..... 5,000 5,003,063
Series 2022TE-1 , RB , 5.00% , 12/15/27 ... 3,500 3,571,512
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,143,321
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,620,489
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,140,518
1,109,631,878
North Carolina — 2.4%
City of Charlotte
Series 2021B , COP , 5.00% , 12/01/25 .... 2,305 2,354,519
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,504,909
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/27 .......... 1,500 1,517,933
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,568,439
City of Raleigh
Series 2020A , RB , 5.00% , 06/01/25 ..... 125 126,262
Series 2016A , GO , 5.00% , 09/01/25 ..... 270 274,217
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,217,613
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/27 ...... 1,110 1,181,219
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,213,537
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/26 ..... 4,510 4,675,462
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,374,046
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 132,096
County of Guilford
Series 2017 , GO , 5.00% , 03/01/25 ...... 5,030 5,053,981
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 72,096
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,051,960
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,583,908
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,376,896
County of Johnston, Series 2015, GO,
4.00%, 02/01/26 ................. 20 20,279
County of Mecklenburg
Series 2013A , GO , 5.00% , 12/01/24 ..... 835 835,000
Series 2017A , GO , 5.00% , 04/01/25 ..... 40 40,266
Series 2019 , GO , 5.00% , 03/01/26 ...... 1,150 1,182,118
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,170,549
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,863,806
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 58,005
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,032,219

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Wake
Series 2010C , GO , 5.00% , 03/01/25 ..... USD 2,915 $ 2,929,771
Series 2018A , GO , 5.00% , 03/01/25 ..... 360 361,824
Series 2016A , GO , 5.00% , 03/01/26 ..... 80 82,224
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,675 1,720,739
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 6,019,415
Series 2022A , GO , 5.00% , 02/01/27 ..... 10,725 11,263,459
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,761,984
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,312,449
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,615 11,211,343
Series 2023A , GO , 5.00% , 05/01/28 ..... 2,515 2,714,576
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 1,580 1,606,302
Series 2015B , RB , 5.00% , 10/01/55 ..... 15,200 15,453,031
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 690 705,549
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,883,466
North Carolina Turnpike Authority
Series 2017 , RB , 5.00% , 01/01/25 ...... 1,000 1,001,316
Series 2017 , RB , 5.00% , 01/01/28 ( AGM ) . 1,500 1,561,208
State of North Carolina
Series 2021 , RB , 5.00% , 03/01/25 ...... 1,500 1,507,151
Series 2019 , RB , 5.00% , 03/01/25 ...... 3,380 3,396,114
Series 2014C , RB , 5.00% , 05/01/25 ..... 5,000 5,007,489
Series 2020B , RB , 5.00% , 05/01/25 ..... 10,085 10,166,660
Series 2017B , RB , 5.00% , 05/01/25 ..... 520 524,211
Series 2013B , GO , 5.00% , 06/01/25 ..... 1,350 1,364,030
Series 2014B , RB , 5.00% , 06/01/25 ..... 3,535 3,569,987
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,320 1,333,718
Series 2019B , GO , 5.00% , 06/01/25 ..... 310 313,222
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,689,920
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 174,642
Series 2014C , RB , 5.00% , 05/01/26 ..... 535 536,972
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 278,311
Series 2019A , RB , 5.00% , 05/01/26 ..... 435 448,389
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 72,155
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,770 13,198,506
Series 2015 , RB , 5.00% , 03/01/27 ...... 4,955 4,977,836
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 923,946
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 221,747
Series 2014C , RB , 5.00% , 05/01/27 ..... 120 120,220
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,337,978
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,235 2,367,355
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 4,030,110
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,857,586
Series 2016B , GO , 5.00% , 06/01/28 ..... 8,565 8,864,002
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 11,174,417
Series 2015 , RB , 5.00% , 03/01/29 ...... 2,600 2,611,215
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,780,922
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,772,640
University of North Carolina at Charlotte (The),
Series 2015, RB, 5.00%, 04/01/28 ...... 1,375 1,383,663
212,075,105
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,705,558
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,980,373
18,685,931
Ohio — 2.9%
American Municipal Power, Inc., Series 2019B,
RB, 5.00%, 02/15/25 .............. 2,315 2,323,495
Cincinnati City School District, Series 2014,
COP, 5.00%, 12/15/29 ............. 1,550 1,550,972
Security
Par (000)
Par (000) Value
Ohio (continued)
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. USD 2,520 $ 2,618,254
City of Columbus
Series 2017A , GO , 4.00% , 04/01/25 ..... 265 265,866
Series 2019A , GO , 5.00% , 04/01/25 ..... 10 10,065
Series 2022A , GO , 5.00% , 04/01/25 ..... 4,750 4,780,994
Series 2021A , GO , 5.00% , 04/01/25 ..... 3,015 3,034,673
Series 2016-1 , GO , 5.00% , 07/01/25 ..... 820 829,805
Series 2023A , GO , 5.00% , 08/15/25 ..... 1,070 1,085,721
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,159,980
Series 2019A , GO , 5.00% , 04/01/26 ..... 930 957,258
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,650 1,708,488
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,462,038
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 159,709
Series 2018A , GO , 5.00% , 04/01/27 ..... 395 416,328
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 447,948
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,000 3,161,983
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 843,511
Series 2022B , GO , 5.00% , 04/01/28 ..... 1,680 1,808,691
Series 2023A , GO , 5.00% , 08/15/28 ..... 7,040 7,635,245
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,404,895
County of Cuyahoga
Series 2020D , RB , 5.00% , 12/01/25 ..... 5,000 5,097,506
Series 2014 , RB , 5.00% , 12/01/32 ...... 3,390 3,390,000
County of Hamilton Sewer System
Series 2020A , RB , 5.00% , 12/01/25 ..... 1,295 1,321,665
Series 2019A , RB , 5.00% , 12/01/27 ..... 5,000 5,327,294
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,000 5,543,191
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/25 ..... 1,700 1,737,217
Series 2021A , RB , 5.00% , 12/01/26 ..... 905 946,009
Ohio Turnpike & Infrastructure Commission,
Series 2022A, RB, 5.00%, 02/15/29 ..... 1,460 1,590,680
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 12/01/24 ..... 1,020 1,020,000
Series 2019 , RB , 5.00% , 06/01/25 ...... 1,500 1,515,143
Series 2019A , RB , 5.00% , 06/01/25 ..... 1,650 1,666,657
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 2,034,637
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 156,531
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 23,107,419
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,179,212
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 6,204,060
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/24 ..... 1,690 1,690,000
Series 2015A , RB , 5.00% , 12/01/25 ..... 2,605 2,660,964
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 174,365
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,090 1,197,739
Princeton City School District
Series 2014 , GO , 4.00% , 12/01/31 ...... 3,255 3,255,000
Series 2014 , GO , 4.00% , 12/01/32 ...... 3,000 3,000,000
Series 2014 , GO , 4.00% , 12/01/33 ...... 4,125 4,125,000
Series 2014 , GO , 4.00% , 12/01/34 ...... 2,100 2,100,000
State of Ohio
Series 2016A , GO , 5.00% , 12/15/24 ..... 6,705 6,709,698
Series U , GO , 5.00% , 05/01/25 ........ 2,665 2,687,462
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,420 1,431,968
Series 2022A , GO , 4.00% , 06/15/25 ..... 3,375 3,394,816
Series 2017C , GO , 5.00% , 08/01/25 ..... 4,250 4,309,584
Series 2020B , GO , 5.00% , 08/01/25 ..... 7,470 7,574,714
Series 2015A , GO , 5.00% , 09/15/25 ..... 585 594,845
Series 2017B , GO , 5.00% , 09/15/25 ..... 6,030 6,131,476
Series 2020B , GO , 5.00% , 09/15/25 ..... 3,370 3,426,712
Series 2024-1 , RB , 5.00% , 12/15/25 ..... 3,250 3,321,044

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2018-1 , RB , 5.00% , 12/15/25 ..... USD 145 $ 148,170
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 46,229
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,290,372
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 231,356
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,230 6,425,266
Series U , GO , 5.00% , 05/01/26 ........ 9,260 9,550,235
Series 2017A , GO , 5.00% , 05/01/26 ..... 8,755 8,825,249
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,854,370
Series 2021A , GO , 5.00% , 06/15/26 ..... 280 289,622
Series 2015A , GO , 5.00% , 08/01/26 ..... 5,685 5,892,845
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 243,816
Series 2017B , GO , 5.00% , 09/15/26 ..... 680 707,619
Series 2015C , GO , 5.00% , 11/01/26 ..... 5,000 5,041,361
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,613,941
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 78,418
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,870 1,965,909
Series U , GO , 5.00% , 05/01/27 ........ 255 269,080
Series 2017A , GO , 5.00% , 05/01/27 ..... 9,815 9,893,755
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 428,535
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 37,138
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,099,700
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,603,890
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,240,942
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,000 1,074,409
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,190,464
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,361,382
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,663,136
Series 2018A , GO , 5.00% , 02/01/38 ..... 8,020 8,217,826
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,413,736
250,987,298
Oklahoma — 0.3%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 4,900 5,096,231
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 295 307,031
Oklahoma Capitol Improvement Authority
Series 2020A , RB , 5.00% , 07/01/25 ..... 2,465 2,493,050
Series 2016 , RB , 5.00% , 07/01/28 ...... 2,890 2,981,250
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/29 ................. 3,000 3,254,470
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/26 (AGM) ..... 6,000 6,128,761
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/26 ..... 810 829,386
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,400,163
Oklahoma Water Resources Board
Series 2016 , RB , 5.00% , 04/01/25 ( OK
CERF ) ....................... 140 140,872
Series 2021 , RB , 5.00% , 04/01/26 ( OK
CERF ) ....................... 575 591,472
27,222,686
Oregon — 1.4%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,754,950
City of Portland Sewer System, Series 2015A,
RB, 5.00%, 06/01/26 .............. 5,350 5,402,281
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/26 ..... 600 619,002
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,094,384
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,696,015
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,141,177
Security
Par (000)
Par (000) Value
Oregon (continued)
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/29 (GTD) ............. USD 1,550 $ 1,565,955
Multnomah County School District No. 1
Portland, Series 2023, GO, 5.00%, 06/15/28
(GTD) ....................... 15,090 16,269,818
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(b)
...................... 8,500 5,155,591
Oregon State Lottery
Series 2015A , RB , 5.00% , 04/01/26 ( MO ) . 1,575 1,585,329
Series 2015D , RB , 5.00% , 04/01/26 ( MO ) . 5,595 5,631,693
Portland Community College District
Series 2018 , GO , 5.00% , 06/15/25 ...... 1,615 1,632,346
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,551,140
Series 2018 , GO , 5.00% , 06/15/27 ...... 175 180,913
State of Oregon
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,500 1,512,518
Series F , GO , 5.00% , 05/01/25 ......... 845 852,052
Series 2015A , GO , 5.00% , 08/01/25 ..... 25 25,347
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 149,586
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,873,075
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 541,603
Series 2023A , GO , 5.00% , 05/01/26 ..... 650 670,556
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,120,664
Series 2015F , GO , 5.00% , 05/01/27 ..... 2,745 2,768,333
Series 2015H , GO , 5.00% , 05/01/27 ..... 4,395 4,432,358
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 26,399
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,483,626
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,918,109
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 5,074,325
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,720,475
Series 2015O , GO , 5.00% , 08/01/40 ..... 7,005 7,096,359
State of Oregon Department of Transportation
Series 2015A , RB , 5.00% , 11/15/25 ..... 835 835,801
Series A , RB , 5.00% , 11/15/25 ......... 690 703,830
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,128,525
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,378,043
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,733,043
Series 2024 , RB , 5.00% , 05/15/29 ...... 750 823,129
Series B , RB , 5.00% , 11/15/29 ......... 3,800 4,005,284
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 10/01/29 5,020 5,347,555
123,501,189
Pennsylvania — 2.8%
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/25 ..... 2,165 2,192,487
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,130,184
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,666,910
Series 2024C , RB , 5.00% , 09/01/29 ( AGC ) 10,355 11,350,594
Commonwealth of Pennsylvania
Series 2016-2 , GO , 5.00% , 01/15/25 ..... 3,545 3,553,443
Series 2016 , GO , 5.00% , 02/01/25 ( AGM ) . 1,120 1,123,342
Series 2020-1 , GO , 5.00% , 05/01/25 ..... 5,000 5,041,314
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,645 3,705,197
Series 2017 , GO , 5.00% , 01/01/26 ...... 2,875 2,940,713
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,170 1,198,964
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,000 5,169,984
Series 2024 , GO , 5.00% , 08/15/26 ...... 10,000 10,359,557
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,098,282
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,715,716
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,633,405
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 210,755

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2022-1 , GO , 5.00% , 10/01/27 ..... USD 14,800 $ 15,737,672
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 25,220 27,047,729
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,551,662
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,097,119
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,300 1,328,609
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 5,025,760
Series 1 , GO , 5.00% , 03/15/29 ........ 1,700 1,709,054
Series 2015 , GO , 4.00% , 08/15/29 ( AGM ) . 1,400 1,407,962
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 11,390 12,559,666
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,265 5,426,892
County of Montgomery
Series 2022 , GO , 5.00% , 07/01/25 ...... 3,190 3,224,825
Series 2022 , GO , 5.00% , 07/01/26 ...... 2,260 2,339,754
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/25 ..... 700 700,993
Series 2018B , RB , 5.00% , 01/01/26 ..... 1,100 1,124,669
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. 1,675 1,703,176
Pennsylvania State University (The), Series
2020E, RB, 5.00%, 03/01/25 ......... 770 773,462
Pennsylvania Turnpike Commission
Series 2019 , RB , 5.00% , 12/01/24 ...... 500 500,000
Series 1 , RB , 5.00% , 06/01/25 ......... 1,005 1,014,251
Series 2016B , RB , 5.00% , 06/01/25 ..... 3,000 3,027,911
Series 2019 , RB , 5.00% , 12/01/25 ...... 245 249,826
Series A-2 , RB , 5.00% , 12/01/25 ....... 1,300 1,325,609
Series 2019A , RB , 5.00% , 12/01/26 ..... 750 782,330
Series A-2 , RB , 5.00% , 12/01/26 ....... 935 974,749
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 20,304,841
Series 2016B-2 , RB , 5.00% , 06/01/28 .... 785 808,591
Series 2024 , RB , 5.00% , 12/01/28 ...... 2,870 3,103,130
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 8,161,681
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,275,069
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 2.86% , 12/05/24
(a)
........... 5,730 5,730,000
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 2.86% , 12/05/24
(a)
........... 15,880 15,880,000
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... 1,000 1,053,964
Series 15 , RB , 5.00% , 08/01/29 ........ 1,135 1,190,794
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,492,158
Township of Lower Merion, Series 2020A, GO,
5.00%, 01/15/25 ................. 1,380 1,382,633
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 14,690 14,898,335
242,005,723
Rhode Island — 0.1%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/28 .............. 3,200 3,430,366
Rhode Island Health & Educational Building
Corp., Series 2005A, RB, VRDN (TD Bank NA
SBPA), 3.08%, 12/05/24
(a)
........... 5,835 5,835,000
9,265,366
South Carolina — 0.5%
Beaufort County School District, Series 2021A,
GO, 5.00%, 03/01/28 (SCSDE) ........ 4,155 4,461,484
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,545 1,677,261
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,104,643
City of Charleston Waterworks & Sewer System
Series 2024A , RB , 5.00% , 01/01/30 ..... 2,720 3,028,999
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2015 , RB , 5.00% , 01/01/31 ...... USD 1,120 $ 1,121,573
Series 2015 , RB , 5.00% , 01/01/32 ...... 2,000 2,002,809
Series 2015 , RB , 5.00% , 01/01/33 ...... 4,160 4,165,843
Series 2015 , RB , 5.00% , 01/01/34 ...... 2,510 2,513,526
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 73,469
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,131,726
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 305,134
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,716,978
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/24 ..... 1,000 1,000,000
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 649,854
South Carolina Transportation Infrastructure
Bank
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,645 1,673,305
Series 2021B , RB , 5.00% , 10/01/25 ..... 6,480 6,591,501
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 8,978,290
45,196,395
Tennessee — 1.5%
City of Memphis
Series 2018 , GO , 5.00% , 06/01/25 ...... 6,260 6,321,303
Series 2018 , GO , 5.00% , 06/01/29 ...... 915 941,246
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 1,330 1,418,290
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,309,584
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,332,874
Series 2014 , RB , 5.00% , 12/01/34 ...... 1,000 1,000,000
County of Hamilton
Series 2021 , GO , 5.00% , 12/01/24 ...... 2,435 2,435,000
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,960 7,119,749
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,180,909
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,246,592
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,585 2,851,062
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/25 ...... 160 161,038
Series 2017 , GO , 5.00% , 04/01/27 ...... 215 226,398
Series 2021A , GO , 5.00% , 06/01/27 ..... 2,275 2,404,566
County of Shelby
Series 2015A , GO , 5.00% , 04/01/25 ..... 1,020 1,026,652
Series 2016A , GO , 5.00% , 04/01/25 ..... 565 568,685
Series 2019A , GO , 5.00% , 04/01/25 ..... 4,500 4,529,347
Metropolitan Government of Nashville &
Davidson County
Series 2020B , RB , 5.00% , 07/01/25 ..... 940 951,452
Series 2022A , GO , 4.00% , 01/01/26 ..... 7,725 7,828,125
Series 2016 , GO , 5.00% , 01/01/26 ...... 520 532,439
Series 2021C , GO , 5.00% , 01/01/26 ..... 5,000 5,119,606
Series 2024A , GO , 5.00% , 01/01/26 ..... 10,000 10,239,212
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 668,360
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,632,042
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,315,236
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,075 2,196,658
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,266,803
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,524,856
State of Tennessee
Series 2018A , GO , 5.00% , 02/01/25 ..... 1,000 1,003,150
Series A , GO , 5.00% , 08/01/25 ........ 120 121,674
Series B , GO , 5.00% , 08/01/25 ........ 1,705 1,728,791
Series 2019A , GO , 5.00% , 09/01/25 ..... 25 25,396
Series A , GO , 5.00% , 08/01/26 ........ 30 31,140
Series B , GO , 5.00% , 08/01/26 ........ 740 768,130

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2019A , GO , 5.00% , 09/01/26 ..... USD 2,420 $ 2,515,872
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,615 2,729,822
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,094,715
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,177,795
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,290,155
Series A , GO , 5.00% , 08/01/28 ........ 2,230 2,258,346
Series A , GO , 5.00% , 08/01/29 ........ 3,000 3,038,134
Series A , GO , 5.00% , 08/01/30 ........ 1,365 1,382,351
Series A , GO , 5.00% , 08/01/31 ........ 3,010 3,048,261
Tennessee State School Bond Authority
Series 2022A , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 3,845 3,918,939
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,170,656
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,665,129
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 106,557
Series 2015B , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 5,500 5,599,318
126,022,415
Texas — 10.5%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,110 3,259,482
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,417,143
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/25 ( PSF ) 2,425 2,433,964
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 8,000 8,027,336
Series 2017A , GO , 5.00% , 02/15/29 ( PSF ) 1,465 1,533,360
Allen Independent School District, Series 2016,
GO, 5.00%, 02/15/25 (PSF) .......... 1,170 1,174,469
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/27 (PSF) ...... 685 718,825
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/28 .. 1,750 1,772,103
Austin Independent School District
Series 2020 , GO , 5.00% , 08/01/25 ( PSF ) .. 25 25,333
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 1,510 1,530,102
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 36,257
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 844,269
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 119,130
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 84,803
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,432,125
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,162,971
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,464,650
Birdville Independent School District
(c)
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 10,225 11,109,248
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,518,220
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 675 684,403
Series 2016J , RB , 5.00% , 08/15/25 ..... 385 390,363
Series 2017C , RB , 5.00% , 08/15/25 ..... 8,260 8,375,061
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,925 1,995,883
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,241,137
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 699,855
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 979,797
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,530,913
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,173,743
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 143,188
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 161,009
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 106,065
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 264,876
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,470,497
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,605,172
Security
Par (000)
Par (000) Value
Texas (continued)
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... USD 15,135 $ 16,227,414
Central Texas Regional Mobility Authority
Series 2021D , RB , 5.00% , 01/01/30 ..... 250 272,057
Series A , RB , 5.00% , 01/01/40 ......... 5,330 5,388,566
Series A , RB , 5.00% , 01/01/45 ......... 13,095 13,238,888
City of Austin
Series 2020 , GO , 5.00% , 09/01/25 ...... 530 538,279
Series 2015 , GO , 5.00% , 09/01/26 ...... 2,300 2,333,312
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,034,918
City of Austin Electric Utility, Series 2020A, RB,
5.00%, 11/15/26 ................. 3,310 3,449,923
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,131,448
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,591,835
Series 2017 , RB , 5.00% , 11/15/28 ...... 1,835 1,942,578
Series 2020C , RB , 5.00% , 11/15/28 ..... 1,870 2,032,885
City of Corpus Christi, Series 2015, GO,
5.00%, 03/01/25 ................. 2,190 2,199,311
City of Dallas
Series 2024C , GO , 5.00% , 02/15/26
(c)
.... 7,310 7,488,134
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,832,267
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/25 ..... 15,120 15,388,079
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,029,074
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,061,666
City of Denton, Series 2023, GO,
5.00%, 02/15/25 ................. 1,005 1,008,942
City of Fort Worth Water & Sewer System
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 369,685
Series 2020A , RB , 5.00% , 02/15/28 ..... 1,760 1,880,998
City of Garland Electric Utility System
(c)
Series 2024 , RB , 5.00% , 03/01/26 ( AGC ) . 1,250 1,280,361
Series 2024 , RB , 5.00% , 03/01/27 ( AGC ) . 2,420 2,532,451
Series 2024 , RB , 5.00% , 03/01/28 ( AGC ) . 1,400 1,492,307
Series 2024 , RB , 5.00% , 03/01/29 ( AGC ) . 1,650 1,788,304
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,651,059
City of Houston
Series 2024B , GO , 5.00% , 03/01/26 ..... 2,815 2,889,883
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 20,153,947
City of Houston Airport System, Series 2018D,
RB, 5.00%, 07/01/25 .............. 875 884,457
City of Houston Combined Utility System
Series 2014C , RB , 5.00% , 05/15/25 ..... 5,315 5,322,354
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,000 4,259,232
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(b)
2,000 1,821,795
Series 2012A , RB , VRDN ( TD Bank NA
SBPA ), 3.08% , 12/05/24
(a)
.......... 10,880 10,880,000
City of San Antonio
Series 2015 , GO , 5.00% , 02/01/27 ...... 4,915 4,931,144
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,000 2,096,102
Series 2019 , GO , 5.00% , 08/01/27 ...... 125 132,439
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,100 1,196,735
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 5.00% , 02/01/25 ...... 1,405 1,409,176
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,049,064
Series 2024D , RB , 5.00% , 02/01/29 ..... 3,430 3,730,525
Series 2024D , RB , 5.00% , 02/01/30 ..... 1,000 1,104,622
Series 2015A , RB , VRDN 1.75% , 12/01/24
(a)
215 215,000
Clear Creek Independent School District
Series 2018 , GO , 5.00% , 02/15/25 ( PSF ) .. 980 983,562
Series 2024B , GO , 5.00% , 02/15/29 ..... 3,205 3,471,980

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Collin County Community College District
Series 2024 , GO , 5.00% , 08/15/26 ...... USD 5,315 $ 5,502,618
Series 2024 , GO , 5.00% , 08/15/28 ...... 5,860 6,326,802
Conroe Independent School District
Series 2022A , GO , 5.00% , 02/15/25 ( PSF ) 2,165 2,172,959
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 3,570 3,659,625
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,276,594
Series 2016 , GO , 3.00% , 02/15/28 ( PSF ) .. 6,430 6,424,597
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,795 10,511,345
Series 2024 , GO , 5.00% , 02/15/28 ( PSF )
(c)
7,500 8,040,769
Series 2024 , GO , 5.00% , 02/15/29 ( PSF )
(c)
5,000 5,469,562
Coppell Independent School District, Series
2019, GO, 5.00%, 08/15/25 (PSF) ...... 5,995 6,078,594
County of Collin, Series 2024, GO,
5.00%, 02/15/25 ................. 4,425 4,440,359
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 3,325 3,371,596
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. 3,500 3,614,596
County of Fort Bend, Series B, GO,
5.00%, 03/01/29 ................. 1,250 1,254,844
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,296,859
County of Harris
Series 2015A , GO , 5.00% , 10/01/25 ..... 2,320 2,359,981
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,360,976
Series 2015A , GO , 5.00% , 10/01/27 ..... 6,335 6,427,092
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,103,444
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/25 ...... 1,000 1,014,084
Series 2022A , RB , 5.00% , 08/15/25 ..... 2,760 2,798,872
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,302,703
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 10,000 10,145,600
Series 2020 , GO , 5.00% , 02/15/26 ...... 1,505 1,544,586
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,123,393
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,351,185
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,437,168
Cypress-Fairbanks Independent School District
Series 2021 , GO , 5.00% , 02/15/25 ( PSF ) .. 2,480 2,489,575
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,180 5,315,006
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 3,905 4,006,776
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,300 1,332,089
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 314,814
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 194,135
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 236,110
Series 2015 , GO , 5.00% , 02/15/29 ( PSF ) .. 4,955 4,973,225
Dallas Area Rapid Transit
Series 2014A , RB , 5.00% , 12/01/24 ..... 350 350,000
Series 2019 , RB , 5.00% , 12/01/25 ...... 1,230 1,256,097
Series 2016A , RB , 5.00% , 12/01/26 ..... 1,340 1,367,888
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,404,816
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 478,568
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,140,258
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,222,636
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 2,525 2,571,718
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 656,357
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,590 1,656,519
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,888,779
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,402,365
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,852,110
Series 2024 , RB , 5.00% , 11/01/29 ...... 2,470 2,712,664
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Independent School District
Series 2015 , GO , 5.00% , 02/15/26 ( PSF ) .. USD 810 $ 813,096
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,180 7,366,482
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,224,769
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 860 939,420
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 750 809,774
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,000 3,291,578
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/25 ( PSF ) 375 380,229
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 550 557,669
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 7,870 8,067,577
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,100,957
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,550 2,804,930
Fort Worth Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 1,045 1,049,228
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,160 1,267,687
Garland Independent School District
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,040 1,043,399
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 925 1,010,871
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(a)
..... 2,800 2,973,884
Harris County Flood Control District, Series
2015B, RB, 5.00%, 10/01/29 ......... 10,000 10,158,569
Houston Independent School District, Series
2017, GO, 5.00%, 02/15/25 (PSF) ...... 1,675 1,681,501
Irving Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 2,000 2,007,557
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,097,005
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,335,076
Keller Independent School District, Series 2015,
GO, 5.00%, 08/15/31 (PSF) .......... 1,040 1,044,087
Lamar Consolidated Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 5,060 5,079,016
Series 2024A , GO , 5.00% , 02/15/26 ( PSF )
(c)
1,625 1,664,865
Series 2024A , GO , 5.00% , 02/15/29 ( PSF )
(c)
3,960 4,301,254
Series 2024A , GO , 5.00% , 02/15/30 ( PSF )
(c)
3,475 3,837,283
Leander Independent School District, Series
2022, GO, 5.00%, 08/15/25 (PSF) ...... 1,200 1,216,985
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 3,145 3,189,955
Series 2016B , GO , 5.00% , 08/15/25 ..... 7,680 7,781,715
Series 2016B , GO , 5.00% , 08/15/26 ..... 115 116,560
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,739,537
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 456,205
Lower Colorado River Authority
Series 2015D , RB , 5.00% , 05/15/27 ..... 1,200 1,210,158
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,481,716
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,432,112
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,930,937
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,180 1,265,837
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 2,011,393
Series 2016 , RB , 5.00% , 05/15/29 ...... 1,025 1,052,751
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 1,770 1,931,699
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 2,013,550
Series 2024A , RB , 5.00% , 05/15/29 ( AGC ) 2,000 2,182,710
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/28 ... 2,000 2,164,098
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 3,185 3,480,675
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/25 ( PSF ) .. 5,000 5,017,046
Series 2015 , GO , 5.00% , 08/01/25 ( PSF ) .. 2,635 2,670,253

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Tollway Authority
Series 2016A , RB , 5.00% , 01/01/25 ..... USD 525 $ 525,633
Series 2019A , RB , 5.00% , 01/01/25 ..... 2,070 2,073,011
Series A , RB , 5.00% , 01/01/25 ......... 5,040 5,046,078
Series B , RB , 5.00% , 01/01/25 ......... 5 5,006
Series 2015B , RB , 5.00% , 01/01/26 ..... 260 260,280
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,410 2,462,837
Series B , RB , 5.00% , 01/01/26 ......... 50 50,082
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,577,387
Series 2024A , RB , 5.00% , 01/01/27 ..... 910 952,620
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
10,000 9,054,764
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,698,440
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 3,050,519
Series 2016A , RB , 5.00% , 01/01/29 ..... 1,265 1,289,686
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,260,329
Series 2024B , RB , 5.00% , 01/01/30 ..... 6,990 7,697,346
Series I , RB , 6.50% , 01/01/43 ......... 13,000 13,031,782
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,148,594
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,155,566
Permanent University Fund - University of Texas
System
Series 2014B , RB , 5.00% , 07/01/25 ..... 2,680 2,683,767
Series 2015B , RB , 5.00% , 07/01/26 ..... 5,000 5,059,274
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,000 1,010,641
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 155,054
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,750 10,316,458
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,305 1,407,648
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,600 1,739,991
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,750 1,922,419
Plano Independent School District, Series
2016A, GO, 5.00%, 02/15/27 (PSF) ..... 3,540 3,625,264
Richardson Independent School District, Series
2017, GO, 5.00%, 02/15/29 (PSF) ...... 3,000 3,069,784
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 145 153,821
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 815 881,694
Series 2016 , GO , 5.00% , 08/01/31 ( PSF ) .. 3,255 3,297,452
Series 2016 , GO , 5.00% , 08/01/32 ( PSF ) .. 3,420 3,464,604
Series 2016 , GO , 5.00% , 08/01/33 ( PSF ) .. 3,590 3,636,821
Series 2016 , GO , 5.00% , 08/01/34 ( PSF ) .. 3,770 3,819,168
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 3,355 3,398,756
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,184,908
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,537,684
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,560 2,806,231
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,143,040
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 1,008,489
Series 2013F , RB , VRDN 1.00% , 11/01/26
(a)
2,000 1,878,980
Sherman Independent School District, Series
2023B, GO, 5.00%, 02/15/29 (PSF) ..... 1,000 1,091,169
Southwest Higher Education Authority, Inc.,
Series 2016A, RB, 5.00%, 10/01/29 ..... 1,470 1,524,952
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/25 (PSF) .. 520 521,425
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,575 6,658,671
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 7,137,995
Series 2017A , GO , 5.00% , 08/15/28 ..... 1,940 2,001,146
State of Texas
Series 2016A , GO , 5.00% , 04/01/25 ..... 1,250 1,258,115
Series 2018A , GO , 5.00% , 08/01/25 ..... 1,430 1,449,669
Series 2016 , GO , 5.00% , 10/01/25 ...... 50 50,877
Series A , GO , 5.00% , 10/01/25 ........ 21,110 21,200,225
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016 , GO , 5.00% , 04/01/26 ...... USD 2,885 $ 2,969,558
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,395,152
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,891,417
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,083,495
Series 2014 , GO , 5.00% , 10/01/27 ...... 505 505,592
Series 2015A , GO , 5.00% , 10/01/27 ..... 7,045 7,153,804
Series 2024A , GO , 5.00% , 04/01/28 ..... 2,000 2,054,587
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,525,258
Series 2016 , GO , 5.00% , 04/01/29 ...... 14,570 14,958,041
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,665 1,842,820
Series 2013B , GO , VRDN ( State Street Bank
& Trust Co. SBPA ), 2.90% , 12/04/24
(a)
.. 4,995 4,995,000
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/25 .............. 3,500 3,549,539
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,395,975
Series 2015 , RB , 5.00% , 03/01/28 ...... 1,000 1,004,224
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,636,312
Texas A&M University
Series 2016E , RB , 5.00% , 05/15/25 ..... 1,660 1,674,687
Series 2017E , RB , 5.00% , 05/15/25 ..... 4,780 4,822,291
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 263,021
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,259,401
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,752,763
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,725 6,044,920
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,541,587
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,769,779
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,101,977
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,482,474
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/25 ...... 175 176,238
Series 2015 , RB , 5.00% , 10/01/25 ...... 29,190 29,685,024
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,605 1,632,219
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 9,281,003
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 3,001,872
Texas State University System
Series A , RB , 5.00% , 03/15/25 ......... 4,925 4,952,006
Series 2017A , RB , 5.00% , 03/15/26 ..... 565 580,748
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,351,578
Series 2017A , RB , 5.00% , 03/15/29 ..... 2,750 2,883,857
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,325 4,713,431
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,652,794
Series 2014B , GO , VRDN 0.65% , 04/01/26
(a)
5,000 4,774,092
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/25 ..... 1,060 1,067,440
Series 2018 , RB , 5.00% , 08/01/25 ...... 530 537,009
Series 2022 , RB , 5.00% , 08/01/25 ...... 1,090 1,104,415
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 746,149
Series 2018B , RB , 5.00% , 04/15/26 ..... 335 344,772
Series 2020 , RB , 5.00% , 08/01/26 ...... 600 621,913
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 838,221
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 444,240
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,975,938
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,072,758
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,716,412
Series 2024A , RB , 5.00% , 04/15/29 ..... 2,000 2,184,761
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,559,600
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,719,080
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,180 1,275,795

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018 , RB , 5.00% , 08/01/29 ...... USD 1,745 $ 1,877,070
916,569,734
Utah — 1.1%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,313,365
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/25 ......... 9,525 9,585,354
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,000 1,032,355
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,696,428
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,158,251
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,189,655
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,196,412
State of Utah
Series 2020 , GO , 3.00% , 07/01/25 ...... 210 209,796
Series 2017 , GO , 5.00% , 07/01/25 ...... 45 45,543
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,685 1,705,344
Series 2020 , GO , 5.00% , 07/01/25 ...... 4,245 4,296,252
Series 2020B , GO , 5.00% , 07/01/25 ..... 7,150 7,236,326
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,806,855
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,270,425
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,106,341
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 26,193
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,656,540
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/25 ..... 1,075 1,089,866
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,556,056
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,700,905
Series B1 , RB , 5.00% , 08/01/29 ........ 2,000 2,070,400
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 5,035 5,090,321
Series 2015A , RB , 5.00% , 06/15/30 ..... 4,005 4,049,004
Series 2015A , RB , 5.00% , 06/15/34 ..... 5,000 5,054,936
Series 2015A , RB , 5.00% , 06/15/37 ..... 9,480 9,584,159
Series 2015A , RB , 5.00% , 06/15/38 ..... 2,385 2,411,204
94,138,286
Virginia — 3.5%
City of Alexandria
Series 2021A , GO , 5.00% , 12/15/25 ( SAW ) 2,775 2,837,091
Series 2022B , GO , 5.00% , 12/15/25 ..... 5,195 5,311,239
Series 2023 , GO , 5.00% , 12/15/27 ( SAW ) . 8,115 8,692,041
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,424,744
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,683,936
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/25 ..... 10,000 10,098,478
Series 2015B , GO , 5.00% , 06/01/26 ( SAW ) 11,810 11,934,972
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,334,067
Series B , GO , 5.00% , 06/01/27 ........ 1,000 1,032,099
County of Arlington
Series B , GO , 5.00% , 08/15/25 ........ 1,015 1,029,912
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 270,009
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,505,821
Series B , GO , 5.00% , 08/15/27 ........ 75 77,872
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 605,161
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/25 ................. 1,790 1,792,672
County of Fairfax
Series 2021A , GO , 4.00% , 10/01/25 ( SAW ) 2,235 2,254,344
Series 2022A , GO , 4.00% , 10/01/25 ( SAW ) 5,825 5,875,416
Series 2014B , GO , 5.00% , 10/01/25 ( SAW ) 3,525 3,530,735
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 238,928
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) USD 1,415 $ 1,446,665
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 6,110,629
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 155,528
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,888,207
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,147,357
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 500,120
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,278,685
County of Henrico, Series 2020A, GO,
5.00%, 08/01/25 (SAW) ............ 1,470 1,490,219
County of Loudoun
Series 2020B , GO , 5.00% , 12/01/24 ( SAW ) 4,000 4,000,000
Series 2021A , GO , 5.00% , 12/01/24 ( SAW ) 255 255,000
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 9,000 9,200,501
Series 2020B , GO , 5.00% , 12/01/25 ( SAW ) 95 97,116
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 538,939
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 17,119,936
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,297,950
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 1,000 1,006,203
Virginia College Building Authority
Series 2015A , RB , 5.00% , 02/01/25 ..... 105 105,324
Series A , RB , 5.00% , 02/01/25 ......... 865 867,669
Series 2017E , RB , 5.00% , 02/01/25 ..... 2,280 2,287,035
Series 2020A , RB , 5.00% , 02/01/25 ..... 1,570 1,574,844
Series 2017E , RB , 5.00% , 02/01/26 ..... 465 476,733
Series 2022A , RB , 5.00% , 02/01/26 ..... 6,650 6,817,801
Series 2020A , RB , 5.00% , 02/01/26 ..... 1,520 1,558,355
Series 2021A , RB , 5.00% , 02/01/26 ..... 11,010 11,287,819
Series A , RB , 5.00% , 02/01/27 ......... 515 528,108
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,130 9,582,330
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 766,167
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 19,322,092
Series B , RB , 5.00% , 02/01/27 ......... 80 83,912
Series B , RB , 4.00% , 02/01/28 ......... 2,000 2,017,733
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,678,201
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,219,861
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,041,045
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,122,334
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 4,825 5,000,227
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/25 ...... 2,665 2,679,834
Series 2016 , RB , 5.00% , 05/15/25 ...... 20 20,182
Series 2017A , RB , 5.00% , 05/15/25 ..... 750 756,835
Series 2017 , RB , 5.00% , 09/15/25 ...... 825 838,625
Series 2017 , RB , 5.00% , 03/15/26 ...... 9,565 9,835,127
Series 2017A , RB , 5.00% , 05/15/26 ..... 655 676,160
Series 2017 , RB , 5.00% , 09/15/26 ...... 365 379,825
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,505 5,812,872
Series 2017 , RB , 5.00% , 09/15/27 ...... 180 191,474
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 519,262
Series 2018 , RB , 5.00% , 09/15/28 ...... 1,415 1,536,014
Virginia Public Building Authority
Series B , RB , 5.00% , 08/01/25 ......... 440 445,877
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,096,399
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,075 4,228,555
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,344,328
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,707,252
Series B , RB , 5.00% , 08/01/26 ......... 280 290,551
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 53,070
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,112,664
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,734,143

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public School Authority
Series 2016 , RB , 5.00% , 02/01/25 ( ST
INTERCEPT ) .................. USD 1,770 $ 1,775,458
Series 2018 , RB , 5.00% , 03/01/25 ( SAW ) . 125 125,612
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 2,415 2,448,058
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,206,485
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,411,699
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 5,550 5,821,781
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,895,707
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,826,135
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 135,507
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,130,653
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,636,235
304,072,561
Washington — 4.3%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/25 .... 2,000 2,039,589
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 2,670 2,724,289
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,314,201
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,885 4,052,119
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 4,190 4,275,195
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 6,065 6,188,319
Series 2015S-1 , RB , 5.00% , 11/01/32 .... 3,805 3,882,367
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,990 2,030,462
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 7,100 7,244,364
Series 2015S-1 , RB , 5.00% , 11/01/50 .... 15,050 15,356,010
City of Seattle
Series 2021A , GO , 5.00% , 12/01/24 ..... 100 100,000
Series 2015A , GO , 5.00% , 06/01/25 ..... 145 146,488
Series 2022 , RB , 5.00% , 09/01/25 ...... 8,095 8,218,008
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 132,027
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,051,030
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,177,487
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,046,470
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,352,943
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,441,468
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,611,634
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,599,182
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,075,485
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,639,199
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.20% , 12/03/24
(a)
........... 1,700 1,700,000
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... 915 976,203
Series 2024 , RB , 5.00% , 01/01/30 ...... 700 772,542
County of King
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,749,183
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,955,804
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,091,289
Series 2015A , GO , 5.00% , 07/01/35 ..... 860 861,208
Series 2015A , GO , 5.00% , 07/01/36 ..... 5,780 5,788,119
Series 2015A , RB , 5.00% , 07/01/40 ..... 5,010 5,017,242
Series 2015A , RB , 5.00% , 07/01/47 ..... 9,050 9,063,083
County of Snohomish
Series 2022 , GO , 5.00% , 12/01/25 ...... 2,000 2,042,038
Series 2022 , GO , 5.00% , 12/01/26 ...... 1,500 1,566,839
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/25 ..... 9,360 9,469,758
Series 2015C , RB , 5.00% , 07/01/25 ..... 2,805 2,837,892
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2016A , RB , 5.00% , 07/01/25 ..... USD 1,845 $ 1,866,635
Series 2018C , RB , 5.00% , 07/01/25 ..... 915 925,730
Series 2015C , RB , 5.00% , 07/01/26 ..... 90 91,030
Series 2016A , RB , 5.00% , 07/01/26 ..... 245 253,569
Series 2021A , RB , 5.00% , 07/01/26 ..... 715 740,007
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,795,681
Series 2015A , RB , 5.00% , 07/01/27 ..... 810 819,099
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 2,063,166
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,000 16,202,876
Series 2015-A , RB , 5.00% , 07/01/29 ..... 2,500 2,527,071
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,093,210
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,603,083
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,633,836
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,000 4,192,066
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,865 1,890,050
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,217,548
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,644,874
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,351,721
Series 2016 , RB , 5.00% , 02/01/29 ...... 500 510,773
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,500 1,632,474
Port of Tacoma, Series 2016A, GO,
5.00%, 12/01/28 ................. 790 823,608
State of Washington
Series 2021C , GO , 5.00% , 02/01/25 ..... 410 411,271
Series 2021E , GO , 5.00% , 06/01/25 ..... 1,000 1,010,095
Series R-2015F , GO , 5.00% , 07/01/25 .... 2,000 2,002,645
Series R-2022C , GO , 5.00% , 07/01/25 ... 7,635 7,725,856
Series R-2020D , GO , 5.00% , 07/01/25 ... 4,535 4,588,966
Series R-2020C , GO , 5.00% , 07/01/25 ... 4,515 4,568,728
Series R-2018D , GO , 5.00% , 08/01/25 ... 975 988,411
Series R-2018C , GO , 5.00% , 08/01/25 ... 700 709,628
Series 2017D , GO , 5.00% , 02/01/26 ..... 3,080 3,158,033
Series 2018C , GO , 5.00% , 02/01/26 ..... 175 179,434
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,550,197
Series R-2025B , GO , 5.00% , 07/01/26 ... 1,660 1,718,842
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,524,110
Series R-2016B , GO , 5.00% , 07/01/26 ... 2,215 2,261,874
Series R-2025C , GO , 5.00% , 07/01/26 ... 3,340 3,458,393
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 122,563
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 30 30,395
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 173,146
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 47,222
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,262,576
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,969,454
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,000 5,163,038
Series R-2015C , GO , 5.00% , 07/01/27 ... 410 410,593
Series R-2015D , GO , 5.00% , 07/01/27 ... 5,900 5,907,802
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 100,621
Series 2020A , GO , 5.00% , 08/01/27 ..... 30 31,834
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,717,642
Series 2022C , GO , 5.00% , 02/01/28 ..... 840 899,971
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,156,877
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,326,048
Series 2021D , GO , 5.00% , 06/01/28 ..... 2,160 2,329,427
Series 2024D , GO , 5.00% , 06/01/28 ..... 4,425 4,772,090
Series R-2016C , GO , 5.00% , 07/01/28 ... 1,250 1,277,503
Series R-2017B , GO , 5.00% , 08/01/28 ... 275 284,130
Series 2016B , GO , 5.00% , 08/01/28 ..... 7,050 7,134,303
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,160 20,728,660
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,730,413

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024C , GO , 5.00% , 02/01/29 ..... USD 16,885 $ 18,419,267
Series 2015C , GO , 5.00% , 02/01/29 ..... 520 521,433
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,940,142
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,402,666
University of Washington, Series 2015B, RB,
5.00%, 06/01/27 ................. 5,175 5,225,152
376,409,094
West Virginia — 0.1%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 530 535,272
Series 2015A , GO , 3.00% , 11/01/25 ..... 425 424,315
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 5,077,810
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,045 1,081,319
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,629,928
8,748,644
Wisconsin — 1.5%
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,731,670
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 7,012,365
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,296,162
State of Wisconsin
Series 2021B , GO , 5.00% , 05/01/25 ..... 2,465 2,485,572
Series 2021-2 , GO , 5.00% , 05/01/25 ..... 1,475 1,487,310
Series 2019A , RB , 5.00% , 05/01/25 ..... 265 267,124
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 2,240 2,284,070
Series 2016-1 , GO , 5.00% , 11/01/25 ..... 3,320 3,345,953
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,715 2,768,415
Series 2017A , GO , 5.00% , 05/01/26 ..... 60 60,444
Series 2016A , GO , 5.00% , 05/01/26 ..... 100 100,802
Series 2022-1 , GO , 5.00% , 05/01/26 ..... 8,185 8,443,847
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,031,625
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021B , GO , 5.00% , 05/01/26 ..... USD 5,725 $ 5,906,051
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,893,031
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,171,940
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,223,689
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,775 1,873,011
Series 2017A , GO , 5.00% , 05/01/27 ..... 1,315 1,324,736
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 510,833
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 440 463,436
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 805,746
Series 2024-1 , GO , 5.00% , 05/01/28 ..... 4,000 4,307,905
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,876,840
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,989,873
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,846,393
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,416,224
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,388,292
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,062,497
Series 2017A , GO , 5.00% , 05/01/32 ..... 2,080 2,095,399
Series 2016A , GO , 5.00% , 05/01/32 ..... 15,700 15,825,975
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/25 ..... 2,340 2,363,391
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,405 1,451,518
Wisconsin Department of Transportation, Series
2015-1, RB, 5.00%, 07/01/25 ......... 605 612,129
130,724,268
Total Long-Term Investments — 100 .1%
(Cost: $ 8,744,737,422 ) ............................ 8,715,432,398
Total Investments — 100 .1%
(Cost: $ 8,744,737,422 ) ............................ 8,715,432,398
Liabilities in Excess of Other Assets — (0.1) % ............. (10,419,668)
Net Assets — 100.0% ...............................
$ 8,705,012,730
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 740,732 $ — $ (740,732)
(a)
$ — $ — $ — — $ 186,769 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short-Term National Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 8,715,432,398 $ — $ 8,715,432,398
$ — $ 8,715,432,398 $ — $ 8,715,432,398
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes